UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices)	(Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, Massachusetts 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	106,260
1,500	ADVANCE AUTO PARTS, INC.	53,557	123,975
6,150	AMAZON.COM, INC.(b)	274,721	1,638,914
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	101,088
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	61,710
1,600	AUTOLIV, INC.(c)	44,874	110,624
500	AUTOZONE, INC.(b)	32,038	198,385
23,295	BED BATH & BEYOND, INC.(b)	1,200,112	1,500,664
1,400	BIG LOTS, INC.(b)	15,477	49,378
2,200	BORGWARNER, INC.(b)	51,799	170,148
750	BRINKER INTERNATIONAL, INC.	10,084	28,238
1,700	CABLEVISION SYSTEMS CORP. (NEW YORK GROUP), CLASS A	15,956	25,432
4,168	CARMAX, INC.(b)	50,984	173,806
5,800	CARNIVAL CORP.	199,770	198,940
7,343	CBS CORP., CLASS B (NON VOTING)	103,889	342,845
600	CHARTER COMMUNICATIONS, INC., CLASS A(b)	30,036	62,508
600	CHICO’S FAS, INC.	5,619	10,080
300	CHIPOTLE MEXICAN GRILL, INC.(b)	89,324	97,761
68,820	CINEMARK HOLDINGS, INC.	1,340,355	2,026,061
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	72,792	138,565
5,000	COACH, INC.	19,161	249,950
42,300	COMCAST CORP., CLASS A	796,471	1,777,023
4,600	D.R. HORTON, INC.	22,057	111,780
20,518	DARDEN RESTAURANTS, INC.	900,430	1,060,370
2,400	DEVRY, INC.	44,808	76,200
1,500	DICK’S SPORTING GOODS, INC.	24,802	70,950
14,821	DIRECTV(b)	174,284	839,017
3,800	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	236,256	299,212
1,300	DOLLAR GENERAL CORP.(b)	59,405	65,754
6,700	DOLLAR TREE, INC.(b)	61,517	324,481
710	EXPEDIA, INC.	10,883	42,607
500	FAMILY DOLLAR STORES, INC.	12,652	29,525
3,000	FOOT LOCKER, INC.	40,393	102,720
55,763	FORD MOTOR CO.	301,565	733,284
200	FOSSIL, INC.(b)	19,892	19,320
4,600	GAMESTOP CORP., CLASS A	34,643	128,662
5,700	GANNETT CO., INC.	51,199	124,659
4,100	GAP (THE), INC.	58,946	145,140
2,200	GARMIN LTD.(c)	40,557	72,688
9,400	GENERAL MOTORS CO.(b)	246,196	261,508
7,500	GENTEX CORP.	106,860	150,075
3,450	GENUINE PARTS CO.	102,424	269,100
1,900	GOODYEAR TIRE & RUBBER (THE) CO.(b)	26,258	23,959
32,347	GUESS?, INC.	851,819	803,176
205,600	H&R BLOCK, INC.	3,236,847	6,048,752
500	HANESBRANDS, INC.(b)	10,750	22,780
6,750	HARLEY-DAVIDSON, INC.	39,547	359,775
30,202	HARMAN INTERNATIONAL INDUSTRIES, INC.	1,199,358	1,347,915
400	HASBRO, INC.	10,206	17,576
29,825	HOME DEPOT (THE), INC.	19,452	2,081,189
2,200	INTERNATIONAL GAME TECHNOLOGY	31,196	36,300
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	203,268
2,700	J.C. PENNEY CO., INC.	53,244	40,797
2,100	JARDEN CORP.(b)	25,277	89,985
47,858	JOHNSON CONTROLS, INC.	1,223,072	1,678,380
20,286	KOHL’S CORP.	654,907	935,793
6,190	L BRANDS, INC.	70,745	276,445
4,200	LAMAR ADVERTISING CO., CLASS A(b)	55,664	204,162
6,238	LAS VEGAS SANDS CORP.	189,837	351,511
3,000	LEAR CORP.	128,814	164,610
2,900	LENNAR CORP., CLASS A	38,266	120,292
5,800	LIBERTY GLOBAL, INC., CLASS A(b)	103,484	425,720
88,880	LIBERTY INTERACTIVE CORP., CLASS A(b)	1,551,796	1,900,254
5,032	LIBERTY MEDIA CORP.(b)	26,604	561,722
790	LIBERTY VENTURES, SERIES A(b)	23,580	59,708

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
2,000	LKQ CORP.(b)	$24,950	43,520
17,400	LOWE’S COS., INC.	483,438	659,808
5,000	MACY’S, INC.	81,374	209,200
1,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	55,960	57,600
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	772,476	782,318
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	209,841
75,496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	1,321,371	3,239,533
4,200	MATTEL, INC.	75,213	183,918
17,302	MCDONALD’S CORP.	470,052	1,724,836
6,600	MGM RESORTS INTERNATIONAL(b)	54,922	86,790
500	MICHAEL KORS HOLDINGS LTD.(b)(c)	26,660	28,395
600	MOHAWK INDUSTRIES, INC.(b)	26,796	67,872
1,400	MORNINGSTAR, INC.	57,577	97,888
800	NETFLIX, INC.(b)	47,728	151,528
2,200	NEWELL RUBBERMAID, INC.	26,950	57,420
29,500	NEWS CORP., CLASS A	331,125	900,340
12,500	NIKE, INC., CLASS B	309,382	737,625
4,300	NORDSTROM, INC.	45,233	237,489
100	NVR, INC.(b)	51,542	108,011
2,695	OMNICOM GROUP, INC.	78,532	158,736
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	235,865
1,500	PANERA BREAD CO., CLASS A(b)	69,668	247,860
500	PENN NATIONAL GAMING, INC.(b)	25,475	27,215
2,600	PETSMART, INC.	55,966	161,460
700	PRICELINE.COM, INC.(b)	125,392	481,551
14,100	PULTEGROUP, INC.(b)	58,797	285,384
900	PVH CORP.	50,626	96,129
1,500	RALPH LAUREN CORP.	31,320	253,965
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	29,065	50,010
4,600	ROSS STORES, INC.	36,395	278,852
43,273	ROYAL CARIBBEAN CRUISES LTD.	1,363,072	1,437,529
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	38,604
600	SEARS HOLDINGS CORP.(b)	24,822	29,982
10,400	SERVICE CORP. INTERNATIONAL	74,152	173,992
2,600	SIGNET JEWELERS LTD.(c)	52,469	174,200
38,500	SIRIUS XM RADIO, INC.	106,710	118,580
2,000	STAPLES, INC.	26,380	26,860
14,250	STARBUCKS CORP.	182,046	811,680
1,110	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	37,885	70,740
5,032	STARZ - LIBERTY CAPITAL(b)	3,469	111,459
12,200	TARGET CORP.	353,659	835,090
1,000	TEMPUR-PEDIC INTERNATIONAL, INC.(b)	31,500	49,630
900	TESLA MOTORS, INC.(b)	23,418	34,101
6,200	THOMSON REUTERS CORP.	178,087	201,376
1,900	THOR INDUSTRIES, INC.	22,316	69,901
4,200	TIFFANY & CO.	122,192	292,068
5,979	TIME WARNER CABLE, INC.	194,384	574,343
21,033	TIME WARNER, INC.	476,695	1,211,921
10,694	TJX COS., INC.	113,021	499,945
500	TRACTOR SUPPLY CO.	51,070	52,065
2,210	TRIPADVISOR, INC.(b)	42,908	116,069
2,800	TRW AUTOMOTIVE HOLDINGS CORP.(b)	87,856	154,000
600	ULTA SALON COSMETICS & FRAGRANCE, INC.(b)	55,683	48,702
500	UNDER ARMOUR, INC., CLASS A(b)	23,330	25,600
2,127	URBAN OUTFITTERS, INC.(b)	37,857	82,400
1,700	VF CORP.	87,065	285,175
43,792	VIACOM, INC., CLASS B	1,892,513	2,696,273
4,000	VIRGIN MEDIA, INC.	55,548	195,880
800	VISTEON CORP.(b)	33,968	46,160
29,960	WALT DISNEY (THE) CO.	587,935	1,701,728
2,300	WHIRLPOOL CORP.	98,184	272,458
5,475	WYNDHAM WORLDWIDE CORP.	24,501	353,028
1,600	WYNN RESORTS LTD.	32,322	200,256
9,016	YUM! BRANDS, INC.	78,831	648,611
		28,228,614	57,374,841	12.68%
Consumer Staples:
34,500	ALTRIA GROUP, INC.	285,952	1,186,455

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
52,016	ARCHER-DANIELS-MIDLAND CO.	$1,434,097	1,754,500
4,300	BEAM, INC.	115,443	273,222
2,916	BROWN-FORMAN CORP., CLASS B	57,343	208,202
23,505	BUNGE LTD.	1,518,601	1,735,374
700	CAMPBELL SOUP CO.	28,819	31,752
4,000	CHURCH & DWIGHT CO., INC.	100,310	258,520
3,000	CLOROX (THE) CO.	154,515	265,590
67,781	COCA-COLA (THE) CO.	1,113,200	2,741,064
2,300	COCA-COLA ENTERPRISES, INC.	39,664	84,916
8,490	COLGATE-PALMOLIVE CO.	539,355	1,002,075
4,500	CONAGRA FOODS, INC.	109,982	161,145
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	219,144
7,800	COSTCO WHOLESALE CORP.	237,671	827,658
470	CRIMSON WINE GROUP LTD.(b)	2,671	4,371
30,656	CVS CAREMARK CORP.	890,510	1,685,773
1,500	DEAN FOODS CO.(b)	26,175	27,195
16,185	DIAGEO PLC ADR(c)(d)	1,214,077	2,036,720
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	281,700
697	ENERGIZER HOLDINGS, INC.	45,379	69,512
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	239,088
1,800	FLOWERS FOODS, INC.	25,434	59,292
12,400	GENERAL MILLS, INC.	277,055	611,444
5,800	GREEN MOUNTAIN COFFEE ROASTERS, INC.(b)	122,296	329,208
4,300	H.J. HEINZ CO.	169,927	310,761
3,800	HERBALIFE LTD.(c)	52,204	142,310
2,342	HERSHEY (THE) CO.	112,137	204,995
800	HILLSHIRE BRANDS CO.	23,592	28,120
2,400	HORMEL FOODS CORP.	43,206	99,168
1,700	INGREDION, INC.	48,104	122,944
1,600	J.M. SMUCKER (THE) CO.	64,617	158,656
2,700	KELLOGG CO.	154,743	173,961
6,450	KIMBERLY-CLARK CORP.	495,198	631,971
9,679	KRAFT FOODS GROUP, INC.	201,146	498,759
13,400	KROGER (THE) CO.	228,089	444,076
5,322	LORILLARD, INC.	80,950	214,743
1,200	MCCORMICK & CO., INC. (NON VOTING)	50,951	88,260
2,200	MEAD JOHNSON NUTRITION CO.	103,422	170,390
1,800	MOLSON COORS BREWING CO., CLASS B	54,437	88,074
29,538	MONDELEZ INTERNATIONAL, INC., CLASS A	371,129	904,158
2,200	MONSTER BEVERAGE CORP.(b)	80,569	105,028
700	NU SKIN ENTERPRISES, INC., CLASS A	27,650	30,940
27,891	PEPSICO, INC.	1,058,802	2,206,457
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,793,538
200	POST HOLDINGS, INC.(b)	4,616	8,586
47,360	PROCTER & GAMBLE (THE) CO.	823,796	3,649,562
4,800	REYNOLDS AMERICAN, INC.	106,778	213,552
1,600	SAFEWAY, INC.	28,960	42,160
5,700	SMITHFIELD FOODS, INC.(b)	106,346	150,936
8,700	SYSCO CORP.	145,736	305,979
6,010	TYSON FOODS, INC., CLASS A	53,610	149,168
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	1,968,000
20,150	WALGREEN CO.	231,445	960,752
28,723	WAL-MART STORES, INC.	1,387,001	2,149,342
4,400	WHOLE FOODS MARKET, INC.	116,393	381,700
		16,740,050	35,490,966	7.84%
Energy:
7,542	ALPHA NATURAL RESOURCES, INC.(b)	58,865	61,920
9,446	ANADARKO PETROLEUM CORP.	319,802	826,053
5,600	APACHE CORP.	511,553	432,096
1,700	ATWOOD OCEANICS, INC.(b)	51,221	89,318
3,600	BAKER HUGHES, INC.	151,956	167,076
62,000	BP PLC ADR(c)(d)	2,753,380	2,625,700
2,000	CABOT OIL & GAS CORP.	94,617	135,220
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	312,960
300	CARBO CERAMICS, INC.	24,891	27,321
128,100	CHESAPEAKE ENERGY CORP.	2,300,610	2,614,521
33,595	CHEVRON CORP.	1,471,891	3,991,758

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
400	CIMAREX ENERGY CO.	$24,076	30,176
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	203,040
1,700	CONCHO RESOURCES, INC.(b)	49,632	165,631
25,444	CONOCOPHILLIPS	460,670	1,529,184
4,531	CONSOL ENERGY, INC.	118,221	152,468
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	86,930
37,455	COSAN LTD., CLASS A(c)	519,427	730,372
9,300	DENBURY RESOURCES, INC.(b)	88,950	173,445
59,903	DEVON ENERGY CORP.	3,830,033	3,379,727
400	DIAMOND OFFSHORE DRILLING, INC.	28,480	27,824
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	184,980
20,283	ENSCO PLC, CLASS A(c)	981,074	1,216,980
4,800	EOG RESOURCES, INC.	62,765	614,736
4,000	EQT CORP.	132,900	271,000
15,800	EXCO RESOURCES, INC.	115,036	112,654
79,351	EXXON MOBIL CORP.	3,252,438	7,150,318
3,900	FMC TECHNOLOGIES, INC.(b)	97,950	212,121
14,958	HALLIBURTON CO.	295,103	604,453
3,100	HELMERICH & PAYNE, INC.	39,003	188,170
23,795	HESS CORP.	1,275,676	1,703,960
4,000	HOLLYFRONTIER CORP.	52,098	205,800
53,282	KINDER MORGAN, INC.	1,503,289	2,060,948
9,000	KOSMOS ENERGY LTD.(b)(c)	89,726	101,700
47,132	MARATHON OIL CORP.	1,148,676	1,589,291
4,600	MARATHON PETROLEUM CORP.	274,651	412,160
265,363	MCDERMOTT INTERNATIONAL, INC.(b)	3,084,257	2,916,339
2,400	MURPHY OIL CORP.	32,055	152,952
4,700	NABORS INDUSTRIES LTD.(c)	70,547	76,234
8,722	NATIONAL OILWELL VARCO, INC.	214,854	617,082
4,200	NOBLE ENERGY, INC.	158,332	485,772
33,440	OCCIDENTAL PETROLEUM CORP.	1,520,458	2,620,693
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	166,025
400	OIL STATES INTERNATIONAL, INC.(b)	30,712	32,628
2,500	PATTERSON-UTI ENERGY, INC.	46,600	59,600
4,500	PEABODY ENERGY CORP.	96,557	95,175
503,000	PENGROWTH ENERGY CORP.(c)	2,317,791	2,565,300
13,372	PHILLIPS 66	156,993	935,639
3,200	PIONEER NATURAL RESOURCES CO.	48,507	397,600
5,100	PLAINS EXPLORATION & PRODUCTION CO.(b)	137,713	242,097
2,900	QEP RESOURCES, INC.	87,812	92,336
1,200	RANGE RESOURCES CORP.	39,654	97,248
700	ROWAN COS. PLC, CLASS A(b)	23,660	24,752
12,200	SANDRIDGE ENERGY, INC.(b)	69,540	64,294
22,500	SCHLUMBERGER LTD.	734,300	1,685,025
1,100	SM ENERGY CO.	57,442	65,142
7,200	SOUTHWESTERN ENERGY CO.(b)	107,060	268,272
10,954	SPECTRA ENERGY CORP.	155,906	336,836
1,200	TESORO CORP.	24,660	70,260
29,517	TIDEWATER, INC.	1,446,858	1,490,608
12,110	VALERO ENERGY CORP.	130,822	550,884
2,600	WHITING PETROLEUM CORP.(b)	73,760	132,184
7,200	WILLIAMS (THE) COS., INC.	152,628	269,712
2,400	WPX ENERGY, INC.(b)	34,284	38,448
		33,605,992	50,941,148	11.26%
Financials:
6,000	ACE LTD.(c)	317,873	533,820
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	168,927
9,850	AFLAC, INC.	262,100	512,397
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	111,442	149,058
4,916	ALLEGHANY CORP.(b)	1,400,737	1,946,343
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	250,344
8,300	ALLSTATE (THE) CORP.	197,623	407,281
500	AMERICAN CAMPUS COMMUNITIES, INC.	23,070	22,670
800	AMERICAN CAPITAL AGENCY CORP.	25,448	26,224
18,333	AMERICAN EXPRESS CO.	546,904	1,236,744
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	85,284

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
94,500	AMERICAN INTERNATIONAL GROUP, INC.(b)	$2,587,871	3,668,490
22,580	AMERICAN INTERNATIONAL GROUP, INC. - (FRACTIONAL SHARES)(b)	-	-
5,150	AMERICAN TOWER CORP.	287,787	396,138
5,191	AMERIPRISE FINANCIAL, INC.	160,907	382,317
23,200	ANNALY CAPITAL MANAGEMENT, INC.	340,137	368,648
4,748	AON PLC(c)	110,582	292,002
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	111,234
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	252,336
1,600	ARTHUR J. GALLAGHER & CO.	34,040	66,096
2,500	ASSURANT, INC.	60,538	112,525
2,000	ASSURED GUARANTY LTD.(c)	24,580	41,220
1,834	AVALONBAY COMMUNITIES, INC.	180,298	232,313
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	37,458
401,000	BANK OF AMERICA CORP.	4,068,499	4,884,180
68,029	BANK OF NEW YORK MELLON (THE) CORP.	1,567,034	1,904,132
40,258	BB&T CORP.	965,162	1,263,699
29,000	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,392,101	3,021,800
2,500	BIOMED REALTY TRUST, INC.	44,395	54,000
1,600	BLACKROCK, INC.	300,619	411,008
3,388	BOSTON PROPERTIES, INC.	171,468	342,391
2,800	BRANDYWINE REALTY TRUST	31,804	41,580
1,600	BRE PROPERTIES, INC.	50,588	77,888
900	CAMDEN PROPERTY TRUST	24,065	61,812
36,564	CAPITAL ONE FINANCIAL CORP.	1,616,850	2,009,192
16,000	CAPITALSOURCE, INC.	78,410	153,920
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	125,080
2,500	CBRE GROUP, INC., CLASS A(b)	50,579	63,125
21,400	CHARLES SCHWAB (THE) CORP.	186,608	378,566
17,700	CHIMERA INVESTMENT CORP.	37,226	56,463
2,700	CHUBB (THE) CORP.	86,607	236,331
2,800	CIT GROUP, INC.(b)	100,145	121,744
47,881	CITIGROUP, INC.	1,716,065	2,118,255
2,000	CITY NATIONAL CORP.	75,539	117,820
2,965	CME GROUP, INC.	118,746	182,021
1,100	CNA FINANCIAL CORP.	25,102	35,959
800	COMERICA, INC.	25,288	28,760
700	COMMERCE BANCSHARES, INC.	25,578	28,581
4,800	CORPORATE OFFICE PROPERTIES TRUST	107,522	128,064
2,600	CORRECTIONS CORP. OF AMERICA	49,022	101,582
2,216	CULLEN/FROST BANKERS, INC.	122,545	138,566
8,500	DDR CORP.	117,951	148,070
1,900	DIGITAL REALTY TRUST, INC.	117,405	127,129
16,287	DISCOVER FINANCIAL SERVICES	233,079	730,309
5,200	DOUGLAS EMMETT, INC.	61,495	129,636
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	64,260
1,100	EAST WEST BANCORP, INC.	25,190	28,237
34,828	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	1,358,547	1,665,127
400	EQUITY LIFESTYLE PROPERTIES, INC.	26,920	30,720
5,416	EQUITY RESIDENTIAL	174,162	298,205
200	ESSEX PROPERTY TRUST, INC.	29,691	30,116
900	FEDERAL REALTY INVESTMENT TRUST	48,326	97,236
1,600	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	24,512	40,368
25,300	FIFTH THIRD BANCORP	220,963	412,643
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	73,080
30,500	FIRST HORIZON NATIONAL CORP.	193,065	325,740
95,534	FIRST HORIZON NATIONAL CORP. - (FRACTIONAL SHARES)(b)	-	-
67,197	FIRST INTERSTATE BANCSYSTEM, INC.	977,732	1,263,976
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	134,672
30,940	FIRST REPUBLIC BANK	875,451	1,194,903
3,359	FRANKLIN RESOURCES, INC.	189,834	506,571
5,300	GENERAL GROWTH PROPERTIES, INC.	99,602	105,364
10,800	GENWORTH FINANCIAL, INC., CLASS A(b)	57,035	108,000
93,000	GETTY REALTY CORP.	1,454,733	1,879,530
8,700	GOLDMAN SACHS GROUP (THE), INC.	742,546	1,280,205
3,500	GREENHILL & CO., INC.	106,120	186,830
3,700	HARTFORD FINANCIAL SERVICES GROUP, INC.	62,228	95,460

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
3,400	HATTERAS FINANCIAL CORP.	$87,034	93,262
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	42,030
7,600	HCP, INC.	127,713	378,936
4,300	HEALTH CARE REIT, INC.	231,069	292,013
2,900	HOSPITALITY PROPERTIES TRUST	49,740	79,576
16,122	HOST HOTELS & RESORTS, INC.	138,445	281,974
678	HOWARD HUGHES (THE) CORP.(b)	20,502	56,823
10,500	HUDSON CITY BANCORP, INC.	65,625	90,720
35,000	HUNTINGTON BANCSHARES, INC.	169,771	258,650
700	INTERCONTINENTALEXCHANGE, INC.(b)	88,988	114,149
11,400	INVESCO LTD.	176,068	330,144
33,700	JANUS CAPITAL GROUP, INC.	222,792	316,780
700	JONES LANG LASALLE, INC.	39,950	69,587
61,546	JPMORGAN CHASE & CO.	1,594,040	2,920,973
11,700	KEYCORP	80,298	116,532
8,201	KIMCO REALTY CORP.	100,158	183,702
3,752	LEGG MASON, INC.	52,584	120,627
4,700	LEUCADIA NATIONAL CORP.	95,768	128,921
1,100	LIBERTY PROPERTY TRUST	23,946	43,725
1,100	LINCOLN NATIONAL CORP.	22,715	35,871
6,000	LOEWS CORP.	131,444	264,420
2,000	M&T BANK CORP.	145,114	206,320
5,123	MACERICH (THE) CO.	121,389	329,819
200	MARKEL CORP.(b)	67,789	100,700
5,478	MARSH & MCLENNAN COS., INC.	153,199	208,000
3,100	MBIA, INC.(b)	25,265	31,837
3,600	MCGRAW-HILL (THE) COS., INC.	84,305	187,488
1,300	MERCURY GENERAL CORP.	38,018	49,309
12,400	METLIFE, INC.	380,550	471,448
3,200	MFA FINANCIAL, INC.	24,800	29,824
2,200	MOODY’S CORP.	77,502	117,304
21,600	MORGAN STANLEY	332,129	474,768
3,900	MSCI, INC.(b)	124,722	132,327
1,800	NASDAQ OMX GROUP (THE), INC.	45,036	58,140
30,810	NATIONSTAR MORTGAGE HOLDINGS, INC.(b)	429,098	1,136,889
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	109,763
112,990	NEWCASTLE INVESTMENT CORP.	1,104,623	1,262,098
3,002	NORTHERN TRUST CORP.	146,375	163,789
4,100	NYSE EURONEXT	129,355	158,424
245,000	OLD REPUBLIC INTERNATIONAL CORP.	2,422,210	3,113,950
2,200	PARTNERRE LTD.(c)	119,028	204,842
4,385	PLUM CREEK TIMBER CO., INC.	105,969	228,897
23,002	PNC FINANCIAL SERVICES GROUP, INC.	1,129,077	1,529,633
1,600	POPULAR, INC.(b)	33,280	44,176
6,100	PRINCIPAL FINANCIAL GROUP, INC.	140,614	207,583
6,048	PROGRESSIVE (THE) CORP.	80,691	152,833
10,169	PROLOGIS, INC.	257,893	406,557
2,200	PROTECTIVE LIFE CORP.	24,849	78,760
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	501,415
2,561	PUBLIC STORAGE	280,283	390,091
6,972	RAYONIER, INC.	104,763	416,019
2,700	REALTY INCOME CORP.	62,340	122,445
3,900	REGENCY CENTERS CORP.	91,178	206,349
15,799	REGIONS FINANCIAL CORP.	86,452	129,394
2,900	RENAISSANCERE HOLDINGS LTD.(c)	136,230	266,771
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	90,439	145,040
7,500	SEI INVESTMENTS CO.	108,537	216,375
3,900	SENIOR HOUSING PROPERTIES TRUST	82,394	104,637
400	SIGNATURE BANK(b)	29,712	31,504
4,895	SIMON PROPERTY GROUP, INC.	361,784	776,151
1,900	SL GREEN REALTY CORP.	58,204	163,609
12,600	SLM CORP.	134,787	258,048
4,400	ST. JOE (THE) CO.(b)	69,320	93,500
6,000	STATE STREET CORP.	262,103	354,540
6,634	SUNTRUST BANKS, INC.	92,816	191,125
79,260	SYMETRA FINANCIAL CORP.	929,924	1,062,877
25,600	SYNOVUS FINANCIAL CORP.	48,740	70,912
6,349	T. ROWE PRICE GROUP, INC.	125,884	475,350

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
2,100	TAUBMAN CENTERS, INC.	$60,147	163,086
12,000	TCF FINANCIAL CORP.	111,496	179,520
2,600	TFS FINANCIAL CORP.(b)	25,038	28,158
5,100	TORCHMARK CORP.	138,962	304,980
10,688	TRAVELERS (THE) COS., INC.	378,568	899,823
29,285	U.S. BANCORP	702,718	993,640
4,100	UDR, INC.	65,319	99,179
1,600	UNUM GROUP	33,328	45,200
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	41,107
3,200	VALLEY NATIONAL BANCORP	29,792	32,768
4,900	VENTAS, INC.	273,189	358,680
800	VORNADO REALTY TRUST	39,944	66,912
1,106	W.R. BERKLEY CORP.	29,276	49,073
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	126,962
1,800	WASHINGTON FEDERAL, INC.	23,535	31,500
2,100	WEINGARTEN REALTY INVESTORS	30,002	66,255
83,345	WELLS FARGO & CO.	1,152,024	3,082,932
262	WHITE MOUNTAINS INSURANCE GROUP LTD.	136,992	148,585
31,441	WILLIS GROUP HOLDINGS PLC(c)	1,116,310	1,241,605
4,900	XL GROUP PLC(c)	95,648	148,470
3,000	ZIONS BANCORPORATION	56,955	74,970
		47,968,502	71,917,225	15.89%
Health Care:
22,735	ABBOTT LABORATORIES	540,691	803,000
24,435	ABBVIE, INC.	633,011	996,459
3,175	ACTAVIS, INC.(b)	79,361	292,449
8,103	AETNA, INC.	108,542	414,225
5,600	AGILENT TECHNOLOGIES, INC.	221,244	235,032
4,200	ALERE, INC.(b)	77,812	107,226
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	276,420
5,507	ALLERGAN, INC.	201,259	614,746
7,200	AMERISOURCEBERGEN CORP.	115,968	370,440
16,000	AMGEN, INC.	64,848	1,640,160
1,200	ARIAD PHARMACEUTICALS, INC.(b)	25,176	21,708
7,900	BAXTER INTERNATIONAL, INC.	461,318	573,856
18,515	BAYER A.G. ADR(c)(d)	1,299,729	1,917,228
2,300	BECTON, DICKINSON AND CO.	124,947	219,903
5,750	BIOGEN IDEC, INC.(b)	72,723	1,109,233
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	56,034
220,891	BOSTON SCIENTIFIC CORP.(b)	1,347,022	1,725,159
27,500	BRISTOL-MYERS SQUIBB CO.	730,394	1,132,725
1,200	C.R. BARD, INC.	72,420	120,936
3,900	CARDINAL HEALTH, INC.	149,182	162,318
78,900	CAREFUSION CORP.(b)	1,963,933	2,760,711
1,900	CATAMARAN CORP.(b)	73,474	100,757
7,036	CELGENE CORP.(b)	198,565	815,543
1,800	CERNER CORP.(b)	40,604	170,550
5,700	CIGNA CORP.	89,680	355,509
3,400	COMMUNITY HEALTH SYSTEMS, INC.	58,650	161,126
5,800	COVIDIEN PLC(c)	304,565	393,472
1,425	DAVITA HEALTHCARE PARTNERS, INC.(b)	21,812	168,991
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	156,954
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,152	312,208
16,300	ELI LILLY & CO.	662,468	925,677
4,200	ENDO HEALTH SOLUTIONS, INC.(b)	110,376	129,192
17,002	EXPRESS SCRIPTS HOLDING CO.(b)	255,105	980,165
4,300	FOREST LABORATORIES, INC.(b)	149,131	163,572
28,520	GILEAD SCIENCES, INC.(b)	231,726	1,395,484
800	HCA HOLDINGS, INC.	26,448	32,504
6,900	HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A(b)	44,746	88,803
1,300	HEALTH NET, INC.(b)	31,603	37,206
71,650	HEALTHSOUTH CORP.(b)	1,317,807	1,889,411
1,900	HENRY SCHEIN, INC.(b)	86,166	175,845
85,193	HOLOGIC, INC.(b)	1,517,449	1,925,362
48,942	HOSPIRA, INC.(b)	1,641,249	1,606,766
14,656	HUMANA, INC.	805,003	1,012,876
1,400	IDEXX LABORATORIES, INC.(b)	60,410	129,346
2,300	ILLUMINA, INC.(b)	98,233	124,200

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
600	INTUITIVE SURGICAL, INC.(b)	$312,638	294,714
72,808	JOHNSON & JOHNSON	3,504,247	5,936,036
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	72,160
1,873	LIFE TECHNOLOGIES CORP.(b)	59,724	121,052
5,700	MCKESSON CORP.	202,596	615,372
900	MEDIVATION, INC.(b)	46,946	42,093
16,900	MEDTRONIC, INC.	617,995	793,624
50,978	MERCK & CO., INC.	1,247,062	2,254,757
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	281,664
4,600	MYLAN, INC.(b)	85,192	133,124
21,945	NOVARTIS A.G. ADR(c)(d)	1,287,171	1,563,362
600	ONYX PHARMACEUTICALS, INC.(b)	48,279	53,316
1,600	PATTERSON COS., INC.	29,864	60,864
3,400	PERKINELMER, INC.	53,706	114,376
2,900	PERRIGO CO.	109,545	344,317
171,218	PFIZER, INC.	1,652,118	4,941,351
3,900	QIAGEN N.V.(b)(c)	70,824	82,212
22,139	QUEST DIAGNOSTICS, INC.	1,178,739	1,249,747
1,200	REGENERON PHARMACEUTICALS, INC.(b)	187,859	211,680
4,000	RESMED, INC.	81,990	185,440
600	SALIX PHARMACEUTICALS LTD.(b)	24,294	30,708
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	66,357
4,539	ST. JUDE MEDICAL, INC.	114,088	183,557
4,700	STRYKER CORP.	18,139	306,628
22,645	TELEFLEX, INC.	1,222,836	1,913,729
7,500	THERMO FISHER SCIENTIFIC, INC.	162,174	573,675
400	UNITED THERAPEUTICS CORP.(b)	21,372	24,348
17,202	UNITEDHEALTH GROUP, INC.	273,316	984,126
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	130,039
29,760	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)(c)	878,700	2,232,595
5,000	VARIAN MEDICAL SYSTEMS, INC.(b)	184,300	360,000
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	164,940
2,600	WATERS CORP.(b)	60,997	244,166
9,249	WELLPOINT, INC.	325,438	612,561
18,384	ZIMMER HOLDINGS, INC.	1,018,073	1,382,845
		31,781,835	57,363,022	12.67%
Industrials:
10,487	3M CO.	712,326	1,114,873
948	ACCO BRANDS CORP.(b)	3,315	6,333
5,250	ADT (THE) CORP.	124,100	256,935
12,072	AGCO CORP.	437,310	629,193
75,330	AIR LEASE CORP.	1,868,329	2,208,676
500	ALLIANT TECHSYSTEMS, INC.	24,985	36,215
5,175	AMETEK, INC.	73,220	224,388
700	AVERY DENNISON CORP.	25,347	30,149
1,700	B/E AEROSPACE, INC.(b)	47,625	102,493
2,700	BABCOCK & WILCOX (THE) CO.	35,478	76,707
29,760	BOEING (THE) CO.	1,404,260	2,554,896
1,500	C.H. ROBINSON WORLDWIDE, INC.	95,270	89,190
2,200	CARLISLE COS., INC.	45,116	149,138
11,004	CATERPILLAR, INC.	295,368	957,018
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	155,250
400	CLEAN HARBORS, INC.(b)	22,008	23,236
2,027	CON-WAY, INC.	44,529	71,371
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	95,688
3,948	CRANE CO.	66,572	220,535
27,900	CSX CORP.	97,923	687,177
3,700	CUMMINS, INC.	50,756	428,497
11,163	DANAHER CORP.	255,642	693,780
7,300	DEERE & CO.	199,160	627,654
10,100	DELTA AIR LINES, INC.(b)	100,965	166,751
2,160	DONALDSON CO., INC.	61,867	78,170
3,325	DOVER CORP.	122,574	242,326
19,161	DUN & BRADSTREET (THE) CORP.	1,402,238	1,602,818
8,384	EATON CORP. PLC(c)	157,701	513,520
15,500	EMERSON ELECTRIC CO.	422,332	865,985
200	ENGILITY HOLDINGS, INC.(b)	2,327	4,796
195,600	EXELIS, INC.	2,224,286	2,130,084

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,300	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	$82,049	82,133
3,700	FASTENAL CO.	129,121	189,995
6,653	FEDEX CORP.	130,734	653,325
100	FLOWSERVE CORP.	14,470	16,771
1,950	FLUOR CORP.	26,013	129,343
4,300	FORTUNE BRANDS HOME & SECURITY, INC.(b)	33,889	160,949
1,400	GATX CORP.	24,276	72,758
2,500	GENERAL CABLE CORP.(b)	60,825	91,575
3,900	GENERAL DYNAMICS CORP.	260,595	274,989
326,000	GENERAL ELECTRIC CO.	5,173,136	7,537,120
2,800	GRAFTECH INTERNATIONAL LTD.(b)	26,320	21,504
1,600	HARSCO CORP.	28,236	39,632
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	146,916
11,488	HONEYWELL INTERNATIONAL, INC.	425,783	865,621
1,200	HUBBELL, INC., CLASS B	43,310	116,532
610	HUNTINGTON INGALLS INDUSTRIES, INC.	14,978	32,531
2,500	IDEX CORP.	58,238	133,550
700	IHS, INC., CLASS A(b)	30,838	73,304
5,624	ILLINOIS TOOL WORKS, INC.	205,252	342,727
3,700	INGERSOLL-RAND PLC(c)	153,006	203,537
1,524	IRON MOUNTAIN, INC.	35,583	55,336
28,800	ITT CORP.	517,715	818,784
2,100	J.B. HUNT TRANSPORT SERVICES, INC.	40,530	156,408
2,068	JACOBS ENGINEERING GROUP, INC.(b)	46,598	116,304
2,438	JOY GLOBAL, INC.	118,055	145,110
2,900	KANSAS CITY SOUTHERN	46,328	321,610
34,606	KBR, INC.	1,049,546	1,110,160
400	KIRBY CORP.(b)	24,760	30,720
35,950	KNIGHT TRANSPORTATION, INC.	577,949	578,795
1,100	L-3 COMMUNICATIONS HOLDINGS, INC.	49,763	89,012
1,200	LANDSTAR SYSTEM, INC.	38,351	68,508
900	LENNOX INTERNATIONAL, INC.	26,811	57,141
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	75,852
3,900	LOCKHEED MARTIN CORP.	194,786	376,428
4,800	MANITOWOC (THE) CO., INC.	47,568	98,688
25,938	MANPOWER, INC.	951,412	1,471,203
13,200	MASCO CORP.	97,548	267,300
18,407	MASTEC, INC.(b)	261,992	536,564
2,200	NAVISTAR INTERNATIONAL CORP.(b)	47,586	76,054
2,000	NIELSEN HOLDINGS N.V.	61,200	71,640
700	NORDSON CORP.	29,470	46,165
4,760	NORFOLK SOUTHERN CORP.	99,373	366,901
3,660	NORTHROP GRUMMAN CORP.	139,878	256,749
6,300	OSHKOSH CORP.(b)	109,053	267,687
1,100	OWENS CORNING(b)	22,578	43,373
8,389	PACCAR, INC.	91,278	424,148
2,200	PALL CORP.	55,214	150,414
2,850	PARKER HANNIFIN CORP.	123,853	261,003
2,519	PENTAIR LTD. (REGISTERED)(c)	73,408	132,877
2,200	PRECISION CASTPARTS CORP.	145,807	417,164
4,100	QUANTA SERVICES, INC.(b)	52,132	117,178
2,800	R.R. DONNELLEY & SONS CO.	25,228	33,740
5,700	RAYTHEON CO.	160,192	335,103
3,100	REPUBLIC SERVICES, INC.	92,639	102,300
800	ROBERT HALF INTERNATIONAL, INC.	26,312	30,024
5,250	ROCKWELL AUTOMATION, INC.	73,987	453,338
5,214	ROCKWELL COLLINS, INC.	154,727	329,108
600	ROPER INDUSTRIES, INC.	52,898	76,386
19,846	RYDER SYSTEM, INC.	723,228	1,185,798
700	SNAP-ON, INC.	17,991	57,890
117,020	SOUTHWEST AIRLINES CO.	953,913	1,577,430
42,475	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	930,365	806,600
17,155	SPIRIT AIRLINES, INC.(b)	382,739	435,051
300	SPX CORP.	11,766	23,688
2,557	STANLEY BLACK & DECKER, INC.	72,048	207,040
2,000	STERICYCLE, INC.(b)	95,284	212,360
1,700	TEREX CORP.(b)	31,637	58,514
2,000	TEXTRON, INC.	49,440	59,620

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,000	TOWERS WATSON & CO., CLASS A	$56,220	69,320
200	TRANSDIGM GROUP, INC.	26,368	30,584
10,500	TYCO INTERNATIONAL LTD.(c)	190,755	336,000
7,600	UNION PACIFIC CORP.	219,426	1,082,316
4,828	UNITED CONTINENTAL HOLDINGS, INC.(b)	104,937	154,544
10,940	UNITED PARCEL SERVICE, INC., CLASS B	660,661	939,746
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,574,296
20,507	UNIVERSAL FOREST PRODUCTS, INC.	705,981	816,384
36,163	URS CORP.	1,491,181	1,714,488
2,000	USG CORP.(b)	12,350	52,880
2,200	UTI WORLDWIDE, INC.	25,509	31,856
1,000	VERISK ANALYTICS, INC., CLASS A(b)	54,385	61,630
1,700	W.W. GRAINGER, INC.	74,317	382,466
1,966	WABCO HOLDINGS, INC.(b)	30,197	138,780
700	WABTEC CORP.	25,602	71,477
1,650	WASTE CONNECTIONS, INC.	29,914	59,367
8,650	WASTE MANAGEMENT, INC.	135,675	339,166
57,600	XYLEM, INC.	1,826,023	1,587,456
		32,831,565	52,660,676	11.63%
Information Technology:
9,700	ACCENTURE PLC, CLASS A(c)	483,431	736,909
1,100	ACME PACKET, INC.(b)	23,529	32,142
7,800	ACTIVISION BLIZZARD, INC.	34,584	113,646
7,524	ADOBE SYSTEMS, INC.(b)	128,931	327,369
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	116,457
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	259,024
5,000	ALTERA CORP.	94,155	177,350
1,600	AMDOCS LTD.	55,736	58,000
1,200	AMPHENOL CORP., CLASS A	76,532	89,580
8,600	ANALOG DEVICES, INC.	120,368	399,814
1,300	ANSYS, INC.(b)	34,888	105,846
7,800	AOL, INC.(b)	103,038	300,222
15,800	APPLE, INC.	932,402	6,993,554
12,100	APPLIED MATERIALS, INC.	130,014	163,108
700	ARROW ELECTRONICS, INC.(b)	18,814	28,434
139,250	ATMEL CORP.(b)	1,236,223	969,180
51,711	ATMI, INC.(b)	997,015	1,159,878
3,186	AUTODESK, INC.(b)	84,239	131,391
6,866	AUTOMATIC DATA PROCESSING, INC.	295,983	446,427
1,500	AVAGO TECHNOLOGIES LTD.(c)	50,833	53,880
17,467	AVNET, INC.(b)	563,918	632,305
2,300	AVX CORP.	24,817	27,370
31,826	BENCHMARK ELECTRONICS, INC.(b)	511,794	573,505
4,550	BMC SOFTWARE, INC.(b)	89,322	210,802
9,791	BROADCOM CORP., CLASS A	155,428	339,454
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	54,151
4,500	BROCADE COMMUNICATIONS SYSTEMS, INC.(b)	24,705	25,965
5,300	CA, INC.	122,856	133,401
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	58,506
168,828	CISCO SYSTEMS, INC.	1,400,676	3,530,193
4,234	CITRIX SYSTEMS, INC.(b)	47,866	305,525
6,300	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,625	482,643
1,500	COMPUTER SCIENCES CORP.	62,082	73,845
132,230	COMPUWARE CORP.(b)	1,249,466	1,652,875
400	CONCUR TECHNOLOGIES, INC.(b)	27,272	27,464
6,700	CORELOGIC, INC.(b)	76,313	173,262
23,200	CORNING, INC.	181,284	309,256
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	6,528	29,781
16,000	DELL, INC.	221,353	229,280
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	67,120
19,200	EBAY, INC.(b)	561,530	1,041,024
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	83,396
8,900	ELECTRONIC ARTS, INC.(b)	125,795	157,530
34,310	EMC CORP.(b)	233,560	819,666
900	EQUINIX, INC.(b)	69,755	194,679
1,300	F5 NETWORKS, INC.(b)	30,063	115,804
7,400	FACEBOOK, INC., CLASS A(b)	174,204	189,292

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	$135,427	309,115
3,950	FISERV, INC.(b)	108,063	346,928
2,100	FLIR SYSTEMS, INC.	49,313	54,621
1,300	FORTINET, INC.(b)	24,791	30,784
3,100	FREESCALE SEMICONDUCTOR LTD.(b)	34,162	46,159
2,800	FUSION-IO, INC.(b)	64,232	45,836
2,100	GENPACT LTD.	33,894	38,199
1,000	GLOBAL PAYMENTS, INC.	33,115	49,660
6,776	GOOGLE, INC., CLASS A(b)	2,918,987	5,380,347
2,800	HARRIS CORP.	37,337	129,752
26,500	HEWLETT-PACKARD CO.	457,975	631,760
1,800	INFORMATICA CORP.(b)	54,045	62,046
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	102,336
143,381	INTEL CORP.	1,271,976	3,132,875
1,000	INTERACTIVECORP	46,100	44,680
18,346	INTERNATIONAL BUSINESS MACHINES CORP.	1,525,392	3,913,202
5,000	INTUIT, INC.	103,285	328,250
1,900	ITRON, INC.(b)	65,968	88,160
900	JABIL CIRCUIT, INC.	14,428	16,632
8,567	JUNIPER NETWORKS, INC.(b)	147,336	158,832
2,600	KLA-TENCOR CORP.	86,094	137,124
4,800	LAM RESEARCH CORP.(b)	123,706	199,008
3,700	LENDER PROCESSING SERVICES, INC.	55,722	94,202
2,000	LEXMARK INTERNATIONAL, INC., CLASS A	30,530	52,800
5,400	LINEAR TECHNOLOGY CORP.	119,475	207,198
700	LINKEDIN CORP., CLASS A(b)	65,041	123,242
23,700	LSI CORP.(b)	99,658	160,686
14,800	MARVELL TECHNOLOGY GROUP LTD.(c)	94,528	156,584
1,700	MASTERCARD, INC., CLASS A	182,282	919,921
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	143,660
4,200	MICROCHIP TECHNOLOGY, INC.	61,036	154,392
15,300	MICRON TECHNOLOGY, INC.(b)	68,620	152,694
1,000	MICROS SYSTEMS, INC.(b)	26,215	45,510
130,150	MICROSOFT CORP.	702,435	3,723,592
56,428	MOTOROLA SOLUTIONS, INC.	2,240,348	3,613,085
900	NATIONAL INSTRUMENTS CORP.	24,354	29,475
5,700	NETAPP, INC.(b)	144,148	194,712
4,800	NEUSTAR, INC., CLASS A(b)	79,848	223,344
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	96,864
8,900	NVIDIA CORP.	60,716	114,098
116,392	ORACLE CORP.	1,579,274	3,764,117
3,666	PAYCHEX, INC.	10,315	128,567
28,900	QUALCOMM, INC.	986,487	1,934,855
1,500	RACKSPACE HOSTING, INC.(b)	92,617	75,720
4,200	RED HAT, INC.(b)	61,669	212,352
246,269	RF MICRO DEVICES, INC.(b)	1,295,114	1,310,151
2,700	RIVERBED TECHNOLOGY, INC.(b)	53,271	40,257
214,000	SAIC, INC.	2,373,546	2,899,700
2,100	SALESFORCE.COM, INC.(b)	120,892	375,543
5,300	SANDISK CORP.(b)	51,148	291,500
5,500	SEAGATE TECHNOLOGY PLC(c)	51,728	201,080
400	SOLERA HOLDINGS, INC.	21,484	23,332
15,519	SYMANTEC CORP.(b)	88,098	383,009
1,500	SYNOPSYS, INC.(b)	24,907	53,820
35,245	TE CONNECTIVITY LTD.(c)	1,189,977	1,477,823
4,500	TERADATA CORP.(b)	73,317	263,295
4,400	TERADYNE, INC.(b)	40,150	71,368
17,400	TEXAS INSTRUMENTS, INC.	280,527	617,352
1,100	TIBCO SOFTWARE, INC.(b)	24,189	22,242
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	66,906
5,000	TRIMBLE NAVIGATION LTD.(b)	38,162	149,800
1,700	VERIFONE SYSTEMS, INC.(b)	49,888	35,156
900	VERISIGN, INC.(b)	40,779	42,552
8,700	VISA, INC., CLASS A	729,311	1,477,608
7,800	VISHAY INTERTECHNOLOGY, INC.(b)	48,931	106,158
557	VISHAY PRECISION GROUP, INC.(b)	5,692	8,182
1,500	VMWARE, INC., CLASS A(b)	47,285	118,320
5,900	WESTERN DIGITAL CORP.	91,433	296,652

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
11,800	WESTERN UNION (THE) CO.	$154,477	177,472
500	WORKDAY, INC., CLASS A(b)	27,255	30,815
92,802	XEROX CORP.	630,591	798,097
6,750	XILINX, INC.	47,180	257,648
20,640	YAHOO!, INC.(b)	228,331	485,659
26,400	ZYNGA, INC., CLASS A(b)	62,832	88,704
		33,495,953	67,938,482	15.01%
Materials:
3,175	AIR PRODUCTS & CHEMICALS, INC.	158,901	276,606
400	AIRGAS, INC.	16,882	39,664
1,300	ALBEMARLE CORP.	29,152	81,276
8,800	ALCOA, INC.	79,932	74,976
3,600	ALLEGHENY TECHNOLOGIES, INC.	100,332	114,156
800	APTARGROUP, INC.	27,324	45,880
1,600	ASHLAND, INC.	47,358	118,880
176,990	AURICO GOLD, INC.(c)	1,185,551	1,115,062
3,064	BALL CORP.	11,968	145,785
3,000	BEMIS CO., INC.	66,889	121,080
1,600	CELANESE CORP., SERIES A	70,510	70,480
1,100	CF INDUSTRIES HOLDINGS, INC.	97,135	209,407
3,400	CLIFFS NATURAL RESOURCES, INC.	108,332	64,634
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	39,450
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	1,780,076
700	CYTEC INDUSTRIES, INC.	25,564	51,856
1,000	DOMTAR CORP.(c)	52,480	77,620
19,000	DOW CHEMICAL (THE) CO.	485,497	604,960
15,225	E.I. DU PONT DE NEMOURS & CO.	485,530	748,461
438	EAGLE MATERIALS, INC.	1,727	29,184
3,000	EASTMAN CHEMICAL CO.	58,011	209,610
3,991	ECOLAB, INC.	137,417	319,998
400	FMC CORP.	24,644	22,812
82,496	FREEPORT-MCMORAN COPPER & GOLD, INC.	2,415,523	2,730,618
900	GREIF, INC., CLASS A	27,103	48,258
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	282,376
9,431	INTERNATIONAL PAPER CO.	117,152	439,296
1,200	INTREPID POTASH, INC.	25,560	22,512
4,500	LYONDELLBASELL INDUSTRIES N.V., CLASS A(c)	155,745	284,805
700	MARTIN MARIETTA MATERIALS, INC.	27,965	71,414
2,875	MEADWESTVACO CORP.	27,016	104,362
10,115	MONSANTO CO.	47,604	1,068,447
23,549	MOSAIC (THE) CO.	1,185,259	1,403,756
87,400	NEWMONT MINING CORP.	4,194,036	3,661,186
5,844	NUCOR CORP.	99,313	269,701
59,640	OWENS-ILLINOIS, INC.(b)	1,494,166	1,589,406
2,100	PACKAGING CORP. OF AMERICA	30,902	94,227
3,986	PPG INDUSTRIES, INC.	180,558	533,885
6,450	PRAXAIR, INC.	258,706	719,433
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	156,574
400	ROCK TENN CO., CLASS A	29,220	37,116
1,500	ROYAL GOLD, INC.	82,762	106,545
6,500	RPM INTERNATIONAL, INC.	72,503	205,270
37,759	RTI INTERNATIONAL METALS, INC.(b)	883,650	1,196,583
118,400	SEALED AIR CORP.	2,332,433	2,854,624
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	267,691
600	SIGMA-ALDRICH CORP.	45,636	46,608
3,600	SONOCO PRODUCTS CO.	74,519	125,964
3,234	SOUTHERN COPPER CORP.	38,445	121,501
8,700	STEEL DYNAMICS, INC.	95,178	138,069
1,273	SUNCOKE ENERGY, INC.(b)	8,474	20,788
1,600	UNITED STATES STEEL CORP.	30,208	31,200
3,200	VALSPAR CORP.	68,240	199,200
2,100	VULCAN MATERIALS CO.	63,441	108,570
1,800	WALTER ENERGY, INC.	42,609	51,300
		18,978,334	25,353,198	5.60%
Telecommunication Services:
97,390	AT&T, INC.	2,413,128	3,573,239

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Telecommunication Services (Cont’d):
13,013	CENTURYLINK, INC.	$507,915	457,147
8,600	CLEARWIRE CORP., CLASS A(b)	24,940	27,864
4,600	CROWN CASTLE INTERNATIONAL CORP.(b)	194,396	320,344
5,100	LEVEL 3 COMMUNICATIONS, INC.(b)	115,002	103,479
5,400	METROPCS COMMUNICATIONS, INC.(b)	49,902	58,860
11,400	NII HOLDINGS, INC.(b)	83,027	49,362
500	SBA COMMUNICATIONS CORP., CLASS A(b)	34,910	36,010
41,800	SPRINT NEXTEL CORP.(b)	123,442	259,578
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	114,515
2,300	TW TELECOM, INC.(b)	58,604	57,937
3,600	UNITED STATES CELLULAR CORP.(b)	126,895	129,600
45,383	VERIZON COMMUNICATIONS, INC.	1,580,875	2,230,574
23,618	WINDSTREAM CORP.	200,625	187,763
		5,622,811	7,606,272	1.68%
Utilities:
9,100	AES CORP.	99,645	114,387
4,500	AGL RESOURCES, INC.	135,198	188,775
1,000	ALLIANT ENERGY CORP.	24,835	50,180
4,000	AMEREN CORP.	114,624	140,080
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	447,396
45,310	AMERICAN WATER WORKS CO., INC.	1,186,470	1,877,646
1,388	AQUA AMERICA, INC.	22,973	43,639
8,600	CALPINE CORP.(b)	57,319	177,160
5,800	CENTERPOINT ENERGY, INC.	66,308	138,968
10,200	CMS ENERGY CORP.	144,342	284,988
4,589	CONSOLIDATED EDISON, INC.	184,849	280,067
9,762	DOMINION RESOURCES, INC.	334,591	567,953
2,300	DTE ENERGY CO.	84,036	157,182
11,251	DUKE ENERGY CORP.	423,130	816,710
8,525	EDISON INTERNATIONAL	182,117	428,978
3,064	ENTERGY CORP.	60,101	193,767
17,924	EXELON CORP.	587,983	618,020
4,700	FIRSTENERGY CORP.	189,521	198,340
2,800	GREAT PLAINS ENERGY, INC.	43,498	64,932
3,500	ITC HOLDINGS CORP.	154,844	312,410
821	MDU RESOURCES GROUP, INC.	18,618	20,517
1,500	NATIONAL FUEL GAS CO.	38,322	92,025
6,700	NEXTERA ENERGY, INC.	347,944	520,456
6,900	NISOURCE, INC.	111,901	202,446
4,961	NORTHEAST UTILITIES	125,492	215,605
9,383	NRG ENERGY, INC.	149,215	248,556
6,200	NV ENERGY, INC.	76,954	124,186
2,400	OGE ENERGY CORP.	43,344	167,952
2,000	ONEOK, INC.	31,518	95,340
5,900	PG&E CORP.	79,340	262,727
2,400	PINNACLE WEST CAPITAL CORP.	71,637	138,936
9,000	PPL CORP.	245,589	281,790
7,800	PUBLIC SERVICE ENTERPRISE GROUP, INC.	236,574	267,852
73,285	QUESTAR CORP.	1,256,836	1,783,024
4,800	SCANA CORP.	166,536	245,568
3,300	SEMPRA ENERGY	170,451	263,802
13,700	SOUTHERN (THE) CO.	366,351	642,804
7,600	TECO ENERGY, INC.	90,842	135,432
3,100	UGI CORP.	51,203	119,009
1,400	WESTAR ENERGY, INC.	25,767	46,452
4,820	WISCONSIN ENERGY CORP.	46,469	206,730
4,825	XCEL ENERGY, INC.	43,342	143,302
		8,180,577	13,326,089	2.94%
	Sub-total Common Stocks:	257,434,233	439,971,919	97.20%
Master Limited Partnerships:
Energy:
27,570	ENTERPRISE PRODUCTS PARTNERS L.P.	1,184,195	1,662,195
45,215	MAGELLAN MIDSTREAM PARTNERS L.P.	1,276,518	2,415,838
		2,460,713	4,078,033	0.90%
	Sub-total Master Limited Partnerships:	2,460,713	4,078,033	0.90%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Rights:
Health Care:
700	SANOFI - CVR(b)(c)	$-	1,246
	Sub-total Rights:	-	1,246	0.00%
Short-Term Investments:
8,216,633	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	8,216,633	8,216,633
	Sub-total Short-Term Investments:	8,216,633	8,216,633	1.82%
	Grand total(f)	$268,111,579	452,267,831	99.92%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2013, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.48% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.97% of net assets.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2012, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $26,364,287 with net sales of approximately $18,147,654 during the three months ended March 31, 2013.

(f)

At March 31, 2013, the cost for Federal income tax purposes was $268,348,068. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$186,610,985
Gross unrealized depreciation	(2,691,222)
Net unrealized appreciation	$183,919,763

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2013

Fair value is an estimate of the price the Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments, which are carried at fair value, as of March 31, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks	$439,971,919	$—	$—	$439,971,919
Master Limited Partnerships	4,078,033	—	—	4,078,033
Rights	1,246	—	—	1,246
Short-Term Investments	8,216,633	—	—	8,216,633
Total	$452,267,831	$—	$—	$452,267,831

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, rights and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2013, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
March 31, 2013

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
47,052	1-800-FLOWERS.COM, INC., CLASS A(b)	$181,723	233,848
17,000	AMC NETWORKS, INC., CLASS A(b)	755,419	1,074,060
1,285	AMERICA’S CAR-MART, INC.(b)	53,253	60,061
46,335	ARCTIC CAT, INC.(b)	1,893,991	2,024,840
43,176	BELO CORP., CLASS A	275,334	424,420
46,473	BLACK DIAMOND, INC.(b)	326,223	423,369
15,791	BRAVO BRIO RESTAURANT GROUP, INC.(b)	252,542	249,972
10,477	CALLAWAY GOLF CO.	69,598	69,358
35,144	CENTURY CASINOS, INC.(b)	67,511	100,512
37,902	COOPER TIRE & RUBBER CO.	465,011	972,565
5,355	CORE-MARK HOLDING CO., INC.	214,078	274,765
162,000	DENNY’S CORP.(b)	628,669	934,740
5,240	DESTINATION MATERNITY CORP.	123,613	122,616
25,039	DGSE COS., INC.(b)	64,315	141,470
12,270	E.W. SCRIPPS (THE) CO., CLASS A(b)	119,802	147,608
116,950	EXPRESS, INC.(b)	1,974,843	2,082,880
17,955	GAIAM, INC., CLASS A(b)	63,279	75,411
16,012	GENESCO, INC.(b)	884,660	962,161
76,467	GENTHERM, INC.(b)	1,099,905	1,252,530
264,575	HANCOCK FABRICS, INC.(b)	357,610	161,391
28,500	HANESBRANDS, INC.(b)	652,515	1,298,460
100,539	ICONIX BRAND GROUP, INC.(b)	1,241,959	2,600,944
54,479	JAMBA, INC.(b)	133,791	155,265
21,979	JOE’S JEANS, INC.(b)	25,241	37,364
8,733	JTH HOLDING, INC., CLASS A(b)	136,476	137,894
21,500	LAMAR ADVERTISING CO., CLASS A(b)	818,073	1,045,115
22,171	LEAPFROG ENTERPRISES, INC.(b)	178,294	189,784
22,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	408,574	1,267,200
111,074	MAIDENFORM BRANDS, INC.(b)	2,602,911	1,947,127
30,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	688,452	1,287,300
68,651	OUTDOOR CHANNEL HOLDINGS, INC.	417,088	612,367
37,000	PENSKE AUTOMOTIVE GROUP, INC.	723,337	1,234,320
94,250	PIER 1 IMPORTS, INC.	1,146,227	2,167,750
34,674	PINNACLE ENTERTAINMENT, INC.(b)	354,005	506,934
26,375	PREMIER EXHIBITIONS, INC.(b)	74,277	70,158
9,869	RED ROBIN GOURMET BURGERS, INC.(b)	298,412	450,026
59,648	RENT-A-CENTER, INC.	2,006,913	2,203,397
31,364	ROCKY BRANDS, INC.(b)	263,458	426,864
34,246	RUBY TUESDAY, INC.(b)	244,353	252,393
99,434	RUE21, INC.(b)	2,842,978	2,922,365
25,000	RYLAND GROUP (THE), INC.	712,145	1,040,500
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,263,340
89,890	SELECT COMFORT CORP.(b)	2,594,577	1,777,125
6,377	SHILOH INDUSTRIES, INC.	64,386	68,680
14,816	SHOE CARNIVAL, INC.	301,397	302,839
45,000	STARZ - LIBERTY CAPITAL(b)	840,237	996,750
41,859	STEINWAY MUSICAL INSTRUMENTS, INC.(b)	998,395	1,005,453
6,557	SUMMER INFANT, INC.(b)	12,084	17,179
27,337	TANDY LEATHER FACTORY, INC.(b)	133,897	194,093
26,924	TEMPUR-PEDIC INTERNATIONAL, INC.(b)	790,429	1,336,238
23,908	TRUE RELIGION APPAREL, INC.	586,236	624,238
15,500	VAIL RESORTS, INC.	580,317	965,960
96,908	WMS INDUSTRIES, INC.(b)	1,868,449	2,443,051
69,946	WOLVERINE WORLD WIDE, INC.	2,143,015	3,103,504
19,000	WYNDHAM WORLDWIDE CORP.	425,309	1,225,120
10,773	ZAGG, INC.(b)	80,196	78,427
		37,626,039	49,044,101	15.33%
Consumer Staples:
174,575	COTT CORP.(c)	1,426,442	1,766,699
46,496	DARLING INTERNATIONAL, INC.(b)	658,671	835,068
8,237	DIAMOND FOODS, INC.(b)	117,512	138,876
32,841	ELIZABETH ARDEN, INC.(b)	1,252,191	1,321,850
40,500	FLOWERS FOODS, INC.	511,723	1,334,070
28,000	HILLSHIRE BRANDS CO.	758,043	984,200
70,396	INTER PARFUMS, INC.	1,152,567	1,719,774
45,730	MEDIFAST, INC.(b)	717,872	1,048,132
28,062	OMEGA PROTEIN CORP.(b)	203,610	301,667

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
33,242	PANTRY (THE), INC.(b)	$447,940	414,528
54,863	S&W SEED CO.(b)	326,739	576,610
9,230	SENECA FOODS CORP., CLASS A(b)	205,710	304,775
40,000	SNYDERS-LANCE, INC.	898,946	1,010,400
49,182	SPECTRUM BRANDS HOLDINGS, INC.	1,352,069	2,783,209
		10,030,035	14,539,858	4.54%
Energy:
63,329	BILL BARRETT CORP.(b)	1,656,720	1,283,679
37,000	BONANZA CREEK ENERGY, INC.(b)	1,137,821	1,430,790
78,444	CARRIZO OIL & GAS, INC.(b)	2,220,713	2,021,502
24,239	DAKOTA PLAINS HOLDINGS, INC.(b)	95,980	94,532
11,000	DRIL-QUIP, INC.(b)	534,766	958,870
67,180	FORBES ENERGY SERVICES LTD.(b)	265,870	247,222
28,000	GULFPORT ENERGY CORP.(b)	816,373	1,283,240
37,500	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	749,112	858,000
301,476	HERCULES OFFSHORE, INC.(b)	1,576,691	2,236,952
32,650	HORNBECK OFFSHORE SERVICES, INC.(b)	1,176,838	1,516,919
134,413	KEY ENERGY SERVICES, INC.(b)	1,808,533	1,086,057
32,000	OASIS PETROLEUM, INC.(b)	564,228	1,218,240
27,438	ROSETTA RESOURCES, INC.(b)	1,297,812	1,305,500
38,500	SANCHEZ ENERGY CORP.(b)	878,506	766,920
54,303	STEEL EXCEL, INC.(b)	1,564,606	1,473,783
64,239	SUPERIOR ENERGY SERVICES, INC.(b)	1,517,350	1,668,287
		17,861,919	19,450,493	6.08%
Financials:
26,648	AGREE REALTY CORP.	616,152	802,105
48,895	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	653,724	728,047
12,277	AMERICAN NATIONAL BANKSHARES, INC.	248,426	264,692
3,151	AMERICAN SAFETY INSURANCE HOLDINGS LTD.(b)(c)	67,701	78,649
13,730	AMREIT, INC., CLASS B	236,556	267,186
45,459	AMTRUST FINANCIAL SERVICES, INC.	718,375	1,575,154
27,000	ARTHUR J. GALLAGHER & CO.	562,570	1,115,370
9,967	ASHFORD HOSPITALITY TRUST, INC.	69,084	123,192
29,354	ASPEN INSURANCE HOLDINGS LTD.(c)	702,903	1,132,477
50,000	ASSOCIATED BANC-CORP	666,059	759,500
25,508	ASSOCIATED ESTATES REALTY CORP.	368,487	475,469
30,536	BERKSHIRE HILLS BANCORP, INC.	692,865	779,889
35,188	BNC BANCORP	301,300	352,584
34,559	BROOKLINE BANCORP, INC.	291,739	315,869
219,724	CAMPUS CREST COMMUNITIES, INC.	2,430,963	3,054,164
17,531	CAPE BANCORP, INC.	162,251	160,584
66,792	CAPLEASE, INC.	115,657	425,465
35,000	CBOE HOLDINGS, INC.	848,345	1,292,900
1,735	CENTURY BANCORP, INC., CLASS A	54,608	58,834
82,993	CHESAPEAKE LODGING TRUST	1,411,292	1,903,859
10,749	CHEVIOT FINANCIAL CORP.	110,507	121,356
1,832	CHICOPEE BANCORP, INC.	29,881	30,778
12,836	CLIFTON SAVINGS BANCORP, INC.	142,143	159,937
9,614	COLONY FINANCIAL, INC.	172,065	213,431
13,409	COMMUNITY TRUST BANCORP, INC.	441,425	456,308
50,075	CORPORATE OFFICE PROPERTIES TRUST	1,106,166	1,336,001
22,000	CORRECTIONS CORP. OF AMERICA	666,092	859,540
11,465	EMC INSURANCE GROUP, INC.	246,331	301,873
16,668	EXCEL TRUST, INC.	195,480	227,518
22,669	FINANCIAL INSTITUTIONS, INC.	389,399	452,473
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	1,252,930
30,553	FIRST COMMUNITY BANCSHARES, INC.	486,570	484,265
18,833	FIRST FINANCIAL CORP.	562,248	593,051
136,982	FIRSTMERIT CORP.	2,018,086	2,264,313
5,502	FLUSHING FINANCIAL CORP.	90,935	93,204
50,000	FORESTAR GROUP, INC.(b)	940,728	1,093,000
15,573	FRANKLIN FINANCIAL CORP.	217,750	284,207
16,740	GETTY REALTY CORP.	263,068	338,315
34,617	GLADSTONE CAPITAL CORP.	265,157	318,476
15,147	GOLUB CAPITAL BDC, INC.	228,484	250,077
1,109	HAMPDEN BANCORP, INC.	17,609	17,090

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
9,929	HENNESSY ADVISORS, INC.	$29,849	76,453
16,070	HERITAGE FINANCIAL CORP.	201,226	233,015
26,207	HERITAGE FINANCIAL GROUP, INC.	366,630	379,477
48,080	HOME FEDERAL BANCORP, INC.	611,641	615,424
16,540	HOME PROPERTIES, INC.	905,602	1,048,967
27,872	HORACE MANN EDUCATORS CORP.	356,450	581,131
19,500	IBERIABANK CORP.	928,547	975,390
93,855	INVESTORS BANCORP, INC.	1,370,861	1,762,597
35,719	INVESTORS CAPITAL HOLDINGS LTD.(b)	151,806	133,946
909	KANSAS CITY LIFE INSURANCE CO.	35,297	35,569
48,699	KITE REALTY GROUP TRUST	208,256	328,231
17,620	LAPORTE BANCORP, INC.	154,704	179,724
60,000	MANNING & NAPIER, INC.	754,331	992,400
120,941	MEDICAL PROPERTIES TRUST, INC.	1,195,672	1,939,894
17,188	MEDLEY CAPITAL CORP.	234,727	272,430
14,910	MERIDIAN INTERSTATE BANCORP, INC.(b)	227,983	279,563
6,600	MIDSOUTH BANCORP, INC.	97,614	107,316
47,031	NATIONAL FINANCIAL PARTNERS CORP.(b)	712,796	1,054,905
48,381	NATIONAL RETAIL PROPERTIES, INC.	807,125	1,749,941
126,505	NEW MOUNTAIN FINANCE CORP.	1,810,285	1,849,503
86,731	NGP CAPITAL RESOURCES CO.	643,718	616,657
193,382	NORTHWEST BANCSHARES, INC.	2,095,350	2,454,018
664	OLD LINE BANCSHARES, INC.	7,783	8,247
4,335	OMNIAMERICAN BANCORP, INC.(b)	104,213	109,589
80,162	ORITANI FINANCIAL CORP.	1,019,287	1,241,709
18,917	PACIFIC CONTINENTAL CORP.	173,771	211,303
49,731	PACWEST BANCORP	1,159,423	1,447,669
13,111	PARK STERLING CORP.(b)	80,326	73,946
33,319	PENNANTPARK INVESTMENT CORP.	352,463	376,172
1,247	PEOPLES BANCORP, INC.	24,991	27,920
28,449	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	866,632	1,587,739
30,477	POST PROPERTIES, INC.	1,495,297	1,435,467
32,675	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	209,742	312,046
22,076	RENASANT CORP.	355,767	494,061
67,740	RETAIL OPPORTUNITY INVESTMENTS CORP.	860,784	949,037
111,663	ROCKVILLE FINANCIAL, INC.	1,176,110	1,447,153
31,990	RYMAN HOSPITALITY PROPERTIES	791,493	1,463,543
38,000	SABRA HEALTH CARE REIT, INC.	674,953	1,102,380
14,195	SANDY SPRING BANCORP, INC.	254,929	285,320
13,149	SCBT FINANCIAL CORP.	491,992	662,710
26,664	SI FINANCIAL GROUP, INC.	261,875	322,368
26,907	SIMMONS FIRST NATIONAL CORP., CLASS A	673,089	681,285
12,142	SIMPLICITY BANCORP, INC.	133,682	182,494
31,690	SOUTHSIDE BANCSHARES, INC.	649,405	665,807
50,000	SPIRIT REALTY CAPITAL, INC.	803,435	950,000
33,701	STANCORP FINANCIAL GROUP, INC.	1,049,377	1,441,055
28,682	STATE BANK FINANCIAL CORP.	453,149	469,524
25,800	STELLARONE CORP.	341,581	416,670
159,127	SUSQUEHANNA BANCSHARES, INC.	1,185,069	1,977,949
435,198	SYNOVUS FINANCIAL CORP.	927,548	1,205,499
3,223	TCP CAPITAL CORP.	47,213	51,439
36,500	TERRITORIAL BANCORP, INC.	585,519	867,970
16,845	THL CREDIT, INC.	230,068	252,338
16,700	UMB FINANCIAL CORP.	798,033	819,469
101,949	UMPQUA HOLDINGS CORP.	1,126,272	1,351,844
26,029	UNIVEST CORP. OF PENNSYLVANIA	432,085	453,425
14,950	URSTADT BIDDLE PROPERTIES, INC., CLASS A	249,409	325,312
52,500	VIEWPOINT FINANCIAL GROUP, INC.	669,191	1,055,775
89,619	WALKER & DUNLOP, INC.(b)	1,247,378	1,610,453
23,000	WALTER INVESTMENT MANAGEMENT CORP.(b)	305,985	856,750
30,510	WASHINGTON BANKING CO.	423,492	425,309
30,041	WESTFIELD FINANCIAL, INC.	221,062	233,719
25,000	WINTRUST FINANCIAL CORP.	855,525	926,000
		58,165,193	75,259,148	23.52%
Health Care:
128,704	ACCRETIVE HEALTH, INC.(b)	1,581,346	1,307,633
18,346	ADDUS HOMECARE CORP.(b)	111,149	241,984
69,947	ALEXZA PHARMACEUTICALS, INC.(b)	323,478	309,166

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
30,969	ANALOGIC CORP.	$2,256,499	2,447,170
14,179	ANGIODYNAMICS, INC.(b)	171,444	162,066
71,031	BIODELIVERY SCIENCES INTERNATIONAL, INC.(b)	351,577	299,041
1,783	BIO-REFERENCE LABS, INC.(b)	46,008	46,322
76,512	CAMBREX CORP.(b)	758,953	978,589
33,226	CENTENE CORP.(b)	1,341,123	1,463,273
20,102	CONCEPTUS, INC.(b)	350,233	485,463
17,247	CRYOLIFE, INC.	97,210	103,654
37,000	HANGER, INC.(b)	718,063	1,166,610
9,444	HARVARD BIOSCIENCE, INC.(b)	38,371	53,359
37,914	HEALTH NET, INC.(b)	968,892	1,085,099
110,769	HEALTHSOUTH CORP.(b)	1,777,206	2,920,979
158,505	HEALTHWAYS, INC.(b)	1,574,697	1,941,686
23,120	HESKA CORP.	187,656	214,322
50,188	HILL-ROM HOLDINGS, INC.	1,242,828	1,767,621
82,128	ICON PLC(b)(c)	1,972,955	2,651,913
66,122	MERGE HEALTHCARE, INC.(b)	227,824	191,093
76,062	MERIT MEDICAL SYSTEMS, INC.(b)	1,055,330	932,520
12,379	NATUS MEDICAL, INC.(b)	144,641	166,374
48,518	OMNICELL, INC.(b)	817,082	916,020
67,124	ORTHOFIX INTERNATIONAL N.V.(b)(c)	2,023,832	2,407,738
22,000	PATTERSON COS., INC.	514,141	836,880
22,810	PDI, INC.(b)	152,203	134,579
23,215	PHARMERICA CORP.(b)	292,507	325,010
17,453	PSYCHEMEDICS CORP.	201,042	208,214
28,434	SALIX PHARMACEUTICALS LTD.(b)	1,205,259	1,455,252
10,563	SPECTRUM PHARMACEUTICALS, INC.	122,839	78,800
155,698	UNIVERSAL AMERICAN CORP.	1,368,021	1,296,964
19,703	VASCULAR SOLUTIONS, INC.(b)	244,028	319,583
21,226	WEST PHARMACEUTICAL SERVICES, INC.	799,382	1,378,416
		25,037,819	30,293,393	9.47%
Industrials:
40,311	A.O. SMITH CORP.	1,789,328	2,965,680
260,638	ACCO BRANDS CORP.(b)	2,041,389	1,741,062
29,126	ACETO CORP.	287,443	322,425
59,280	ACTUANT CORP., CLASS A	1,208,713	1,815,154
38,000	AIR LEASE CORP.	840,658	1,114,160
5,000	AMERCO	538,938	867,700
9,168	AMERICAN RAILCAR INDUSTRIES, INC.	268,327	428,512
16,251	ASTRONICS CORP.(b)	334,826	484,605
942	ASTRONICS CORP., CLASS B(b)	19,609	27,704
55,000	AVIS BUDGET GROUP, INC.(b)	738,891	1,530,650
83,740	AZZ, INC.	2,411,914	4,036,268
32,000	BABCOCK & WILCOX (THE) CO.	726,567	909,120
55,583	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	297,331	242,898
9,411	CECO ENVIRONMENTAL CORP.	52,090	121,684
24,000	CHICAGO BRIDGE & IRON CO. N.V.(c)	408,333	1,490,400
4,386	CIRCOR INTERNATIONAL, INC.	141,041	186,405
25,000	COLFAX CORP.(b)	197,420	1,163,500
15,561	COMFORT SYSTEMS USA, INC.	166,096	219,255
15,434	DUCOMMUN, INC.(b)	216,562	305,439
2,025	DXP ENTERPRISES, INC.(b)	30,997	151,268
11,858	ENNIS, INC.	156,390	178,700
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	1,023,400
17,307	FEDERAL SIGNAL CORP.(b)	67,423	140,879
32,000	FORTUNE BRANDS HOME & SECURITY, INC.(b)	637,834	1,197,760
31,453	GENCORP, INC.(b)	153,999	418,325
20,000	GENERAC HOLDINGS, INC.	731,346	706,800
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	1,210,430
7,855	GIBRALTAR INDUSTRIES, INC.(b)	143,275	143,354
9,177	GP STRATEGIES CORP.(b)	62,336	218,963
20,576	GRAHAM CORP.	451,669	509,050
17,433	GREENBRIER COS., INC.(b)	307,644	395,903
73,110	ICF INTERNATIONAL, INC.(b)	1,625,251	1,988,592
35,000	ITT CORP.	698,010	995,050
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	933,750
20,500	L.B. FOSTER CO., CLASS A	462,717	907,945

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
5,135	LYDALL, INC.(b)	$37,593	78,822
25,500	MACQUARIE INFRASTRUCTURE CO. LLC	695,627	1,378,020
8,928	MIDDLEBY CORP.(b)	453,714	1,358,395
31,993	POLYPORE INTERNATIONAL, INC.(b)	1,238,648	1,285,479
5,237	QUANEX BUILDING PRODUCTS CORP.	84,203	84,316
33,197	REGAL-BELOIT CORP.	1,869,299	2,707,547
36,000	REXNORD CORP.(b)	759,725	764,280
5,540	RUSH ENTERPRISES, INC., CLASS A(b)	91,484	133,625
12,607	SL INDUSTRIES, INC.	166,647	228,565
13,547	SPARTON CORP.(b)	112,820	181,530
31,164	TELEDYNE TECHNOLOGIES, INC.(b)	1,276,916	2,444,504
57,064	TENNANT CO.	2,138,346	2,771,028
36,500	TEREX CORP.(b)	831,385	1,256,330
44,484	TETRA TECH, INC.(b)	1,272,303	1,356,317
57,571	TRINITY INDUSTRIES, INC.	1,726,651	2,609,693
22,876	TRIUMPH GROUP, INC.	983,239	1,795,766
9,611	US ECOLOGY, INC.	162,437	255,172
8,629	WABASH NATIONAL CORP.(b)	58,024	87,671
5,000	WABTEC CORP.	399,079	510,550
22,924	WOODWARD, INC.	644,083	911,458
		34,711,685	53,291,858	16.65%
Information Technology:
5,234	ACCELRYS, INC.(b)	49,801	51,084
17,723	ACTUATE CORP.(b)	90,532	106,338
14,426	ALLIANCE FIBER OPTIC PRODUCTS, INC.	130,270	187,971
65,721	ANAREN, INC.(b)	706,011	1,274,330
59,066	ARUBA NETWORKS, INC.(b)	1,311,505	1,461,293
4,900	BADGER METER, INC.	159,717	262,248
96,367	BRIDGELINE DIGITAL, INC.(b)	130,323	122,386
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	794,880
28,612	CALAMP CORP.(b)	250,860	313,874
29,627	CALLIDUS SOFTWARE, INC.(b)	125,410	135,395
37,875	CAMTEK LTD.(b)(c)	82,558	54,919
61,544	COGNEX CORP.	1,848,931	2,594,080
290,110	ENTROPIC COMMUNICATIONS, INC.(b)	2,118,111	1,180,748
6,239	EVOLVING SYSTEMS, INC.	31,216	39,555
40,189	EXAR CORP.(b)	273,828	421,984
29,142	FARO TECHNOLOGIES, INC.(b)	926,419	1,264,471
36,111	FRANKLIN WIRELESS CORP.(b)	92,351	54,166
27,200	FREQUENCY ELECTRONICS, INC.	199,884	254,048
31,036	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	242,175	218,804
118,277	GSI GROUP, INC.(b)	1,378,340	1,008,903
47,972	HACKETT GROUP (THE), INC.	192,541	219,232
18,893	HARMONIC, INC.(b)	84,186	109,390
5,786	IEC ELECTRONICS CORP.(b)	39,467	33,270
6,983	INPHI CORP.(b)	62,810	72,972
12,596	INTEST CORP.	40,621	37,158
46,460	IPG PHOTONICS CORP.	2,297,006	3,085,409
5,503	KEYNOTE SYSTEMS, INC.	78,770	76,822
30,766	KVH INDUSTRIES, INC.(b)	338,916	417,495
40,132	LIONBRIDGE TECHNOLOGIES, INC.(b)	143,406	155,311
54,803	LIQUIDITY SERVICES, INC.(b)	2,214,624	1,633,677
19,635	LTX-CREDENCE CORP.(b)	126,595	118,595
89,790	MAGNACHIP SEMICONDUCTOR CORP.(b)(c)	1,325,230	1,554,265
8,502	METHODE ELECTRONICS, INC.	91,863	109,506
27,950	MKS INSTRUMENTS, INC.	730,125	760,240
41,800	NAPCO SECURITY TECHNOLOGIES, INC.(b)	68,377	167,200
37,000	NCR CORP.(b)	878,564	1,019,720
100,558	NETGEAR, INC.(b)	3,489,363	3,369,699
66,792	NEWPORT CORP.(b)	1,091,294	1,130,121
18,621	NOVA MEASURING INSTRUMENTS LTD.(b)(c)	134,096	167,589
84,785	OFFICIAL PAYMENTS HOLDINGS, INC.(b)	524,257	480,731
11,933	OPLINK COMMUNICATIONS, INC.(b)	203,878	195,701
24,339	OSI SYSTEMS, INC.(b)	1,468,371	1,516,076
12,298	PERCEPTRON, INC.	71,053	88,792
48,495	PLEXUS CORP.(b)	1,181,415	1,178,913
34,814	SANMINA CORP.(b)	387,292	395,487

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
23,007	SELECTICA, INC.(b)	$111,021	208,213
55,793	SILICON IMAGE, INC.(b)	278,822	271,154
78,349	SUPPORT.COM, INC.(b)	240,122	327,499
12,216	SYKES ENTERPRISES, INC.(b)	182,820	194,967
77,291	SYNNEX CORP.(b)	2,343,353	2,859,767
31,832	UNISYS CORP.(b)	490,628	724,178
134,648	VALUECLICK, INC.(b)	2,087,513	3,978,848
22,000	VERINT SYSTEMS, INC.(b)	777,362	804,100
86,110	WESTELL TECHNOLOGIES, INC., CLASS A(b)	175,699	173,081
14,000	WEX, INC.(b)	375,767	1,099,000
140,270	ZIX CORP.(b)	397,473	502,167
		35,416,459	41,037,822	12.83%
Materials:
15,000	ASHLAND, INC.	551,175	1,114,500
4,400	CHASE CORP.	67,610	85,008
176,739	CHEMTURA CORP.(b)	3,093,171	3,819,330
22,937	CORE MOLDING TECHNOLOGIES, INC.(b)	203,503	203,680
11,500	DELTIC TIMBER CORP.	546,288	790,280
8,703	FLOTEK INDUSTRIES, INC.(b)	85,453	142,294
48,776	HANDY & HARMAN LTD.(b)	407,899	750,663
83,024	INNOSPEC, INC.	2,387,367	3,676,303
62,098	KOPPERS HOLDINGS, INC.	1,860,670	2,731,070
13,584	LANDEC CORP.(b)	92,156	196,560
100,177	MYERS INDUSTRIES, INC.	1,470,616	1,398,471
17,690	NEENAH PAPER, INC.	511,680	544,144
9,466	SYNALLOY CORP.	114,118	131,388
38,730	US ANTIMONY CORP.(b)	77,064	67,003
15,000	W.R. GRACE & CO.(b)	362,905	1,162,650
28,079	WAUSAU PAPER CORP.	255,610	302,692
		12,087,285	17,116,036	5.35%
Utilities:
37,711	ALLETE, INC.	1,350,585	1,848,593
5,238	CONNECTICUT WATER SERVICE, INC.	149,055	153,107
20,796	MIDDLESEX WATER CO.	385,266	405,938
35,000	PNM RESOURCES, INC.	733,499	815,150
75,537	PORTLAND GENERAL ELECTRIC CO.	1,713,652	2,291,037
73,951	PURE CYCLE CORP.(b)	186,665	388,243
39,000	QUESTAR CORP.	663,326	948,870
27,944	SOUTHWEST GAS CORP.	859,187	1,326,222
37,088	UIL HOLDINGS CORP.	1,191,253	1,468,314
18,155	UNITIL CORP.	434,938	510,700
		7,667,426	10,156,174	3.17%
	Sub-total Common Stocks:	238,603,860	310,188,883	96.94%
Escrow:
Energy:
38,070	CVR ENERGY, INC.(b)	-	-
	Sub-total Escrow:	-	-	0.00%
Short-Term Investments:
5,974,372	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(d)	5,974,372	5,974,372
	Sub-total Short-Term Investments:	5,974,372	5,974,372	1.87%
	Grand total(e)	$244,578,232	316,163,255	98.81%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.

(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2013, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.03% of net assets.

(d)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2012, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $22,370,992 with net sales of approximately $16,396,620 during the three months ended March 31, 2013.

(e)

At March 31, 2013, the cost for Federal income tax purposes was $244,711,552. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$78,201,036
Gross unrealized depreciation	(6,749,333)
Net unrealized appreciation	$71,451,703

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2013

Fair value is an estimate of the price the Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Small Companies Fund’s investments, which are carried at fair value, as of March 31, 2013.

	Level 1	Level 2	Level 3	Total
Common Stocks	$310,188,883	$—	$—	$310,188,883
Short-Term Investments	5,974,372	—	—	5,974,372
Total	$316,163,255	$—	$—	$316,163,255

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Small Companies Fund’s Schedule of Investments for industry classification.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2013, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
March 31, 2013

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Share	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End funds:
208,600	BLACKROCK LNG-TM MUN ADV			$2,133,992	2,561,608
11,100	BLACKROCK MUN INC TRUST			94,733	179,265
7,471	BLACKROCK MUNI BOND TRUST			62,993	122,823
137,900	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,547,557	2,142,966
59,600	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			787,170	913,072
60,700	BLACKROCK MUNIYIELD INVES			759,694	997,301
21,837	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			275,931	329,520
81,800	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II INC			981,525	1,150,926
76,179	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,014,103	1,165,539
54,700	BLACKROCK MUNIYIELD PENNS			774,527	841,833
51,500	BLACKROCK MUNIYIELD QUAL			677,589	732,845
73,500	BLACKROCK MUNIYIELD QUALITY FUND III INC			963,910	1,121,610
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	3,070,210
66,800	EATON VANCE CALI MUN BOND			744,489	879,088
110,150	INVESCO ADV MUN INC TR II			1,261,284	1,405,514
76,505	INVESCO MUNICIPAL OPP TR			913,964	1,083,311
94,239	INVESCO PENN VAL MUNI			1,240,054	1,396,622
100,142	INVESCO QUALITY MUNI INC			1,173,329	1,333,891
94,277	INVESCO TRUST INV GRD MUN			1,342,033	1,401,899
56,248	MANAGED DURATION INVESTME			714,557	887,031
31,103	NUVEEN CAL INV QUAL MUNI			373,215	483,341
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	636,272
13,500	NUVEEN DIVIDEND ADVANTAGE			181,771	201,285
41,700	NUVEEN DVD ADVANTAGE MUNI			475,800	638,010
29,530	NUVEEN MI QUALITY INCOME			404,604	447,380
44,600	NUVEEN MUNI ADVANTAGE FUN			522,316	663,648
6,453	NUVEEN NJ INV QUAL MUNI F			87,518	97,118
10,100	NUVEEN PA DVD ADV MUNI FD			127,550	144,228
48,500	NUVEEN PENN INV QUAL MUNI			673,352	727,500
27,100	NUVEEN PREMIER MUNI INC F			367,653	400,267
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,575,861
22,000	WESTERN ASSET MANAGED MUN			240,488	318,559
38,366	WESTERN ASSET MUNICIPAL P			486,666	626,900
	Sub-total Closed-End Funds			27,479,360	32,677,243	6.50%
Municipal Bonds:
650,000	ABAG CA FIN AUTH FOR NONPROFIT CORPS COPS	11/1/2029	6.20	634,487	650,560
2,500,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,165,607	1,633,750
1,500,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,476,765	1,465,695
1,095,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	1,095,000	1,197,591
530,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	399,842	541,342
1,250,000	ALACHUA CNTY FL HLTH FACS AUTH	11/15/2016	7.13	1,250,000	1,262,650
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,173,415	1,219,380
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,002,970	2,124,240
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	735,730	771,210
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,202	525,750
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	237,380
240,000	ALBANY NY INDL DEV AGY(e)	5/1/2016	6.50	240,000	35,969
1,025,000	ALISAL CA UNION SCH DIST(b)	8/1/2025	3.86	507,534	621,437
925,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	925,000	983,423
750,000	ALLEN ACADEMY MI	6/1/2017	5.25	750,000	753,008
227,061	ALPHARETTA GA DEV AUTH EDLFACS REV(e)	7/1/2031	6.25	221,020	2
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	355,138	610,600

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
935,695	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	$909,514	1,002,270
900,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	779,871	912,906
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,951,597	2,162,200
510,000	ARLINGTON TX SPL OBLIG	8/15/2034	5.00	527,479	536,836
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	518,105	612,030
1,500,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,498,542	1,504,485
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,381,056	1,556,865
1,000,000	BELLFLOWER CA UNIF SCH DIST	8/1/2042	4.25	1,000,000	1,004,950
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,183,997	1,167,921
1,000,000	BEXAR CNTY TX HLTH FACS DEV CORP	7/1/2030	5.88	985,163	1,144,810
235,000	BEXAR CNTY TX HSG FIN CORP	12/1/2021	6.50	236,583	229,059
805,000	BEXAR CNTY TX HSG FIN CORP(e)	4/1/2030	9.00	802,520	158,883
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	521,370	605,922
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	353,084	317,670
1,005,000	BEXAR CNTY TX HSG FIN CORP(e)	6/1/2031	10.50	1,005,000	200,739
885,000	BEXAR CNTY TX HSG FIN CORP(e)	12/1/2036	9.25	864,190	528,805
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,165,430	2,211,080
4,000,000	BOLINGBROOK IL(b)	1/1/2036	3.29	992,696	983,360
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	511,483	575,635
700,000	BOSTON MA REVENUE	10/1/2031	6.13	700,240	708,477
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	719,935	838,058
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	512,850
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	515,785
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	503,615	545,615
81,000	BRIDGEVILLE DE SPL OBLIG	7/1/2035	5.13	81,000	69,553
890,000	BUCKEYE OH TOBACCO SETTLEMENT FING AUTH	6/1/2024	5.13	860,294	818,319
395,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.89	395,000	322,624
129,154	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	129,138	5,153
358,752	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	354,512	11,301
750,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	763,528	854,602
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	928,765	1,019,070
525,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2038	5.50	527,232	533,626
1,000,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	2/1/2030	6.00	1,005,670	1,077,860
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON
	DEV BANK ST SCH FUND APP	8/15/2029	5.75	504,194	553,735
570,000	CALIFORNIA ST MUNI FIN AUTH CHRT SCH LEASE REVENUE	9/1/2022	5.50	574,293	599,378
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	5/1/2025	6.88	498,968	594,945
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,084,717	1,428,705
780,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2016	5.25	777,506	790,514
1,300,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,300,000	1,399,333
900,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	900,000	1,023,606

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH SCH FAC REVENUE	7/1/2020	5.00	$714,609	778,808
750,000	CALIFORNIA ST STWD CMNTYS DEVAUTH MFH REVENUE	7/15/2032	4.70	750,000	825,052
255,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2013	4.75	255,000	145,312
750,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2038	5.88	762,053	427,388
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	573,414	815,140
980,767	CARLSBAD NM INDL DEV REVENUE	4/15/2021	5.75	1,001,431	1,038,976
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	982,001	1,051,420
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,026,734	1,110,110
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,756	553,740
1,000,000	CENTER CA UNIF SCH DIST(b)	8/1/2031	3.24	342,530	379,220
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,034,743	1,167,200
500,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2031	5.75	495,607	581,175
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	460,289	596,981
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	260,647	275,676
500,000	CHICAGO IL	1/1/2035	5.25	513,335	550,760
5,000	CHICAGO IL MET HSG DEV CORP	7/1/2022	6.85	5,000	5,016
400,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	400,000	395,188
1,000,000	CLACKAMAS CNTY OR HSG AUTH MF REVENUE	9/1/2043	4.00	987,844	986,100
250,000	CLARK CNTY NV ECON DEV REVENUE	5/15/2033	5.38	250,219	251,292
355,000	CLEARWATER FL HSG AUTH	5/1/2024	5.35	269,887	354,964
645,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	638,543	691,659
500,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2031	5.50	483,137	560,495
1,000,000	CMNTY MEMORIAL HOSP DIST MO HOSP REVENUE	12/1/2034	6.68	888,388	949,520
500,000	COASTAL CAROLINA UNIV SC HGR EDU REVENUE	6/1/2040	3.50	496,246	474,860
190,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	189,727	190,578
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	735,709	872,475
1,000,000	COLONIAL COUNTRY CLUB FL CDD CAPITAL IMPT REVENUE	5/1/2033	4.10	995,892	992,120
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,460,818	1,620,135
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	960,125
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,133	1,107,920
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	993,775	1,060,720
495,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	495,000	532,407
720,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	720,000	746,287
625,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	625,036	651,756

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	$572,032	709,890
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,075,810
955,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	950,323	1,022,318
370,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	370,000	404,961
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,515,690
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	5,000,000	5,202,900
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2042	3.40	996,023	961,420
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,845,750
500,000	COOK CNTY IL SCH DIST #83	6/1/2031	5.38	490,051	567,395
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	702,350	1,104,713
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	388,271
680,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	662,158	682,278
750,000	CULLMAN CNTY AL HLTH CARE AUTH	2/1/2023	6.25	736,461	818,722
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	512,592	546,090
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,036,251	2,204,180
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,014,078	1,109,820
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	489,460	552,405
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	3.83	391,077	460,900
410,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	410,000	450,299
102,966	DENHAM SPRINGS-LIVINGSTON LA HSG & MTGE FIN AUTH	11/1/2040	5.00	106,347	103,607
1,000,000	D’IBERVILLE MS TAX INCR LTD OBLG	4/1/2033	4.75	1,040,771	1,029,400
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	494,852	508,135
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	577,520
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,069,910
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,084,850
1,000,000	DOUBLE BRANCH FL CDD SPL ASSMNT	5/1/2031	4.13	986,776	960,470
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	3.18	785,604	862,440
550,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	7/15/2014	5.00	550,000	553,250
565,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	1/15/2015	5.25	565,000	567,978
500,000	EARLIMART CA ELEM SCH DIST	8/1/2037	5.00	558,234	545,965
885,000	EAST POINT GA	2/1/2026	8.00	885,000	886,443
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,023,291	2,246,944
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	741,964	849,922
500,000	ELKHART CNTY IN HOSP AUTH	8/15/2020	5.25	500,000	501,365

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	$515,912	844,640
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	639,183	877,557
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,100,270
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	547,665
239,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT	3/1/2036	5.13	239,000	140,702
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,012,908	1,089,350
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	165,507
1,000,000	FISHHAWK FL CDD II SPL ASSMNT REVENUE	5/1/2029	4.13	982,071	980,930
775,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	721,715	783,192
1,000,000	FLORIDA ST GOVTL UTILITY AUTH UTILITY REVENUE	10/1/2037	5.00	1,052,400	1,082,560
430,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	431,316	463,488
375,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	375,000	406,691
1,480,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,490,037	1,596,520
500,000	FLORIDA ST MID-BAY BRIDGE AUTH(b)	10/1/2021	4.94	289,575	291,025
290,000	FOREST CREEK FL CDD CAPITAL IMPT REVENUE	11/1/2013	7.00	305,261	288,034
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,370,025
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	989,068	1,109,642
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	981,523	1,119,580
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	512,825	571,660
400,000	GEISINGER PA AUTH	5/1/2037	0.97	400,000	338,448
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,667	569,170
3,000,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	3/15/2031	5.13	3,000,000	3,410,040
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	491,823	568,270
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,488,730
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,071,160
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	3.82	767,465	898,000
750,000	GTR WENATCHEE WA REGL EVENTS CENTER PUBLIC FACS DIST REVENUE	9/1/2032	5.25	738,752	794,865
270,000	HAMDEN CT FAC REVENUE	1/1/2014	6.13	269,072	270,370
1,250,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,217,032	1,321,475
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	1,013,056	1,040,120
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,006,519	1,036,840
500,000	HAMMOND IN REDEV DIST REVENUE	1/15/2017	6.00	500,000	517,440

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	$1,250,000	1,398,525
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	701,573	1,109,850
250,000	HARVEY IL	12/1/2027	5.50	197,862	245,782
590,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2029	8.75	582,281	707,386
500,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2037	5.25	507,504	535,480
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,255,077	2,158,485
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	596,324	826,950
500,000	HERITAGE ISLE AT VIERA FL CDD	5/1/2030	4.13	490,660	490,060
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	501,067	551,230
148,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	153,549	149,746
1,000,000	HOUSTON TX HOTEL OCCUPANCY TAX & SPL REVENUE	9/1/2030	5.00	1,028,914	1,015,550
245,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	8/1/2017	6.25	245,000	244,995
750,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	7/1/2030	5.50	750,000	769,320
430,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	438,288	473,912
150,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	150,000	156,609
900,000	ILLINOIS ST COPS	7/1/2017	5.80	900,000	901,395
250,000	ILLINOIS ST DEV FIN AUTH	5/15/2021	5.50	250,000	251,100
1,000,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	1,000,000	1,144,070
1,500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	1,454,173	1,502,295
650,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2017	6.00	650,000	650,702
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	618,933	627,952
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2026	5.25	969,769	1,045,070
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	514,163	553,660
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	5.50	1,033,043	1,059,540
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	504,469	530,850
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,071,858	1,091,429
1,500,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2036	5.25	1,475,088	1,620,090
805,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	799,607	815,546
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,516	563,785
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2027	6.13	730,795	44,640
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2037	6.25	484,210	29,760
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	989,747	1,143,030
750,000	ILLINOIS ST HLTH FACS AUTH	8/15/2028	5.38	738,450	751,282
500,000	ILLINOIS ST HLTH FACS AUTH REVENUE	7/1/2033	6.00	501,390	506,640
2,100,000	ILLINOIS ST HLTH FACS AUTH REVENUE	8/15/2033	5.10	2,104,781	2,125,053
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	466,150	503,555
1,000,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2032	5.00	1,014,233	1,002,600
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	0.84	871,703	1,017,230

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
250,000	INDEPENDENCE MO THIRTY-NINTH STREET TRANSPRTN DIST REVENUE	9/1/2032	6.88	$250,000	259,285
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	491,164	576,075
750,000	INDIANA ST FIN AUTH HOSP REVENUE	5/1/2031	5.75	771,217	860,880
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,076,653	3,379,620
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,529	552,340
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,076,535	1,065,130
1,000,000	INDIANA ST HLTH & EDUCTNL FAC FING AUTH HOSP REVENUE	2/15/2030	5.25	755,187	1,033,920
6,506,976	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	6,279,254	6,810,461
141,439	IOWA ST FIN AUTH SENIOR HSG REVENUE(e)	12/1/2014	5.00	141,146	5,219
410,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	401,517	428,102
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	4.10	491,513	506,780
439,000	JEFFERSON CNTY KY MTGE REVENUE	11/15/2013	6.13	439,000	440,440
695,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	724,412	726,789
175,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	183,414	185,526
750,000	JOHNSON CITY TN HLTH & EDUCTNL FACS BRD REVENUE	2/15/2034	5.00	776,817	770,565
1,140,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	1,108,857	1,132,590
1,250,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,250,000	1,335,588
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,081,270
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	538,075
450,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	450,000	486,882
1,940,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,914,497	1,956,451
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	832,545
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	565,470
900,000	KLICKITAT CNTY WA PUBLIC HOSP DIST #2 HOSP REVENUE	12/1/2020	6.00	844,690	932,481
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,431,948	2,807,300
1,390,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,377,455	1,526,554
1,500,000	LA MIRADA CA REDEV AGY(b)	8/15/2027	4.29	573,921	653,685
720,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	735,374	752,400
2,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,980,827	2,246,740
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,982,215	2,280,060
1,000,000	LEE CNTY FL INDL DEV AUTH	11/15/2029	5.00	836,182	1,031,340
250,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.21	250,000	205,045
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	739,272	726,840
495,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	495,000	534,585

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
350,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	$350,000	289,674
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	566,072	355,960
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2036	5.25	1,007,801	456,450
1,250,000	LOUDOUN CNTY VA INDL DEV AUTH RSDL CARE FAC REVENUE	8/1/2028	6.00	1,250,000	1,336,762
500,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	500,000	547,485
170,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	177,580	181,694
865,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	892,062	920,775
235,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	242,423	261,022
400,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	400,000	259,972
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,769	870,060
490,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.89	490,000	436,071
1,000,000	LOUISIANA ST TRANSPRTN AUTH TOLL REVENUE(b)	12/1/2027	3.68	460,151	463,800
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	491,727	554,060
1,490,000	LUZERNE CNTY PA	11/1/2026	7.00	1,570,869	1,778,390
342,229	LYONS CO	11/30/2016	4.75	343,991	344,933
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,030,073	1,117,230
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(e)	5/1/2014	5.60	250,000	87,528
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,051,928	1,278,460
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	1,000,000	988,970
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,390
1,000,000	MALTA IL TAX INCR REVENUE	12/30/2025	5.75	1,000,000	647,890
500,000	MANATEE CNTY FL SCH BRD	7/1/2031	5.63	495,740	569,450
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	497,260	497,895
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	3.58	345,743	308,990
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	90,400
500,000	MANSFIELD OH	12/1/2024	6.00	520,835	582,080
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	2.95	74,936	50,751
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	377,960	310,858
925,000	MARTIN CNTY FL HLTH FACS AUTH	11/15/2032	5.50	949,184	1,033,965
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	0.72	628,905	834,742
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	560,940
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	543,230
500,000	MASHANTUCKET WSTRN PEQUOT TRIBE CT(c)(e)(f)	9/1/2036	5.50	509,035	232,935
1,000,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	987,077	1,136,120

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
290,000	MASSACHUSETTS ST DEV FIN AGY SENIOR LIVING FAC REVENUE	6/1/2014	6.25	$290,000	145,006
1,980,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,982,952	2,191,860
685,000	MASSACHUSETTS ST HLTH & EDUCTNL FACS AUTH	7/1/2013	7.30	685,000	688,480
750,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2031	3.50	750,000	762,938
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2032	4.05	1,000,000	1,038,530
830,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.35	830,000	872,529
2,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2037	3.45	2,000,000	1,949,860
885,000	MASSACHUSETTS ST HSG FIN AGY	6/1/2040	5.05	885,000	953,207
500,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2042	3.50	499,379	487,165
3,500,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	4.00	3,500,000	3,505,425
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	72,000
400,000	MEDITERRA FL S CDD CAPITAL IMPT REVENUE	5/1/2031	5.10	400,000	410,668
1,000,000	MESQUITE TX HLTH FAC DEV CORP	2/15/2025	5.50	998,194	1,030,490
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	502,729
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	401,713
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	1,830,000	1,006,207
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,334,152	1,955,960
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	486,326	591,650
1,000,000	MIAMI-DADE CNTY FL SPL OBLG	10/1/2035	5.00	1,113,585	1,104,250
1,000,000	MICHIGAN ST HOSP FIN AUTH	12/1/2023	6.13	990,331	1,218,430
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,294,046	2,528,425
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,556,384	1,750,395
625,000	MICHIGAN ST HSG DEV AUTH	10/1/2020	5.38	603,398	697,494
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,092,840
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,023,088	1,180,330
695,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	692,686	634,639
750,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	6/1/2020	6.00	744,572	795,158
450,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	450,000	453,150
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	513,770
305,000	MICHIGAN ST TOBACCO SETTLEMENT FIN AUTH	6/1/2022	5.13	287,870	284,516
1,000,000	MIDDLEBURG HEIGHTS OH HOSP REVENUE	8/1/2047	5.00	1,079,176	1,080,500
495,000	MILLSBORO DE SPL OBLG	7/1/2036	5.45	495,000	385,848
318,641	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	319,902	325,357
425,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	425,000	459,106
840,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	840,000	900,362
1,000,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2029	5.00	1,000,000	1,109,060

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	$973,712	1,210,910
165,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	173,580	170,536
500,000	MISSOURI ST DEV FIN BRD	11/1/2025	5.50	492,836	531,890
980,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2022	5.13	996,592	1,046,611
500,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2035	5.38	498,366	528,500
160,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.25	158,982	166,573
260,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	260,000	286,408
947,585	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	963,425	56,846
1,105,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	1,105,132	1,196,748
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	542,545
1,755,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE(b)	7/1/2028	3.60	789,110	751,263
1,500,000	MONTGOMERY CNTY OH HLTH CARE FACS REVENUE	9/20/2032	6.55	1,459,738	1,506,540
650,000	MONTGOMERY CNTY PA INDL DEV AUTH	2/1/2014	5.38	649,343	656,026
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	486,640
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	20,000
1,500,000	MOUNT VERNON IN SCH BLDG CORP	1/15/2037	5.00	1,532,057	1,573,905
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	540,447	538,930
1,500,000	N SUMTER CNTY UTILITY DEPENDENT DIST FL SOLID WASTE REVENUE	10/1/2032	5.00	1,528,674	1,541,595
500,000	N TX TOLLWAY AUTH DALLAS N TOLLWAY SYS REVENUE	1/1/2025	6.00	500,000	598,925
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2028	3.44	424,114	554,970
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,175,940
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	0.95	718,309	1,079,040
500,000	NARCOOSSEE FL CDD SPL ASSMNT	5/1/2033	4.15	497,953	487,330
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,170,800
235,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	5.38	235,000	243,782
1,025,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	1,025,000	1,101,219
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH HOSP REVENUE	10/1/2024	5.00	987,372	1,026,770
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	969,907	1,138,630
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,413	579,445
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,121,720
745,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	745,000	815,611
565,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	587,625	627,331

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
615,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	$615,000	615,775
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,703	560,565
995,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	995,000	1,079,097
390,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	412,122	438,048
755,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	755,000	815,460
775,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	775,000	833,148
1,905,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,891,579	2,033,835
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	970,403	1,046,270
370,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	370,000	403,230
730,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	730,000	798,744
740,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	740,000	811,832
680,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	680,000	745,049
985,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	985,000	1,004,345
1,460,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,460,000	1,519,159
750,000	NEW ORLEANS LA SEWAGE SVC REVENUE	6/1/2024	6.00	740,957	878,378
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2015	5.00	66,720	64,147
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2018	1.19	122,193	64,106
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.64	142,557	75,803
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2038	5.75	63,247	54,859
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,000,740
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,261,402	2,275,940
2,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2042	3.80	2,500,000	2,513,325
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	4,942,000
1,750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,750,000	1,808,642
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	504,190
450,000	NOBLESVILLE IN REDEV AUTH ECON DEV REVENUE	2/1/2031	5.13	446,085	507,942
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,004,080
1,300,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2035	6.63	1,300,000	1,254,461
1,820,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	1,820,000	1,838,528
1,455,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	1,455,000	1,546,185
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,013,834	1,119,060

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
650,000	NTHRN INYO CNTY CA LOCAL HOSP DIST	12/1/2029	5.00	$679,094	665,632
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,034,653	1,496,860
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,243,246	1,330,500
520,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	520,000	570,034
140,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.45	140,000	144,865
500,000	OKLAHOMA CNTY OK FIN AUTH REVENUE	4/1/2033	5.00	505,470	507,975
500,000	OKLAHOMA CNTY OK FIN AUTH REVENUE	4/1/2042	5.13	500,000	510,230
355,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	355,000	387,081
535,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	556,870	548,782
1,000,000	OVERLAND PARK KS TRANSPRTN DEV DIST SALES TAX REVENUE	4/1/2032	5.90	1,000,000	1,108,680
2,280,000	PACHECO CA UNION SCH DIST COPS(b)	2/1/2037	2.96	536,917	661,200
1,000,000	PALM BAY FL UTILITY REVENUE(b)	10/1/2031	3.28	340,666	404,890
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	926,548	1,052,800
1,665,000	PATTERSON CA JT UNIF SCH DIST(b)	8/1/2027	3.77	661,087	850,415
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2039	5.00	1,067,120	1,074,150
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.84	500,000	374,985
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	5/1/2042	5.38	1,007,475	1,050,940
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2025	5.00	501,542	544,325
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	921,006	1,058,260
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2034	4.88	1,002,869	1,063,890
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,007,297	990,390
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	1,000,000	989,880
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	6/1/2033	1.44	700,352	1,050,830
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,533,140	1,819,461
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2038	1.02	1,100,020	1,490,310
2,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2021	3.94	1,238,926	1,447,220
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	3.73	2,148,156	2,416,350
500,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2022	5.00	500,000	502,540
3,000,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	3,056,528	3,319,440
75,000	PIMA CNTY AZ INDL DEV AUTH CHRT SCH REVENUE	4/1/2022	5.88	75,000	77,320

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
650,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	$652,573	658,346
825,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	750,855	830,123
330,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	330,000	344,533
1,970,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	1,970,000	1,975,693
865,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	805,325	872,067
485,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	358,788	485,951
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	3.78	790,801	886,410
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	986,200	1,146,490
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,563,906	1,798,770
500,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	500,000	502,195
1,000,000	PUBLIC FIN AUTH WI REVENUE	4/1/2022	5.00	1,000,000	1,030,710
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	617,598
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	250,829	88,393
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	250,826	2
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	585,423	496,383
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	990,080	1,035,410
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,493,895
1,500,000	PUERTO RICO CMWLTH	7/1/2040	6.50	1,523,727	1,611,705
500,000	PUERTO RICO ELEC PWR AUTH PWR REVENUE	7/1/2025	0.87	500,000	398,465
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE(b)	8/1/2033	1.88	603,315	786,030
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2057	1.13	500,000	359,935
750,000	QUAIL CREEK AZ CMNTY FACS DIST	7/15/2016	5.15	750,000	772,050
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,350,103
500,000	RED RIVER TX HLTH FACS DEV CORP FIRST MTGE REVENUE	1/1/2032	5.50	514,653	516,440
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	696,509	1,010,330
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	501,523	496,958
750,000	RENO NV SPARKS INDIAN COLONY	6/1/2021	5.00	765,005	790,148
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	493,755	580,335
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,221	1,026,910
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	750,000
500,000	RICHMOND CA JT PWRS FING AUTH	7/1/2024	6.25	500,000	584,915
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	315,622	376,896
3,000,000	ROBLA CA SCH DIST(b)	8/1/2036	3.22	742,430	917,610
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	513,524	576,005
1,000,000	S COAST IN CONSERVANCY DIST	1/1/2028	5.25	994,862	998,900
610,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	610,000	633,650

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
195,000	S WSTRN IL DEV AUTH	11/1/2026	5.63	$193,842	164,701
1,000,000	SACRAMENTO CA CITY FING AUTH(b)	12/1/2021	3.67	642,412	713,470
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.76	350,000	310,902
845,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	845,000	848,659
1,000,000	SAGINAW MI HOSP FIN AUTH	7/1/2030	5.00	923,761	1,064,340
147,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	144,237	153,108
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	492,969	554,075
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	344,790	476,109
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	371,080	511,385
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,016,149	1,037,940
425,694	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	431,280	51,130
500,000	SAINT LOUIS CNTY MO INDL DEV AUTH	8/15/2032	5.88	500,000	511,170
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	769,770	782,625
107,934	SAINT TAMMANY PARISH LA FIN AUTH SF MTGE REVENUE	12/1/2039	5.25	110,341	110,289
1,000,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2027	5.75	1,026,708	1,093,860
500,000	SALINE CNTY MO INDL DEV AUTH HLTH FACS REVENUE	12/1/2028	5.60	489,790	547,895
500,000	SALINE MI ECON DEV CORP	6/1/2032	5.25	503,399	501,405
500,000	SALT LAKE CNTY UT HSG AUTH MF REVENUE	8/1/2028	3.38	500,000	503,535
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	543,730
500,000	SANTA ANA CA CMNTY REDEV AGY	9/1/2022	6.00	495,549	588,495
1,000,000	SANTA BARBARA CA UNIF SCH DISTT(b)	8/1/2037	1.56	619,019	660,060
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	518,656	596,765
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,213,228	1,549,122
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	503,558	545,945
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,118	530,055
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	14,985
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,862	62,438
515,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	509,318	562,272
205,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	205,000	223,097
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	359,260	237,833
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,000	4,498
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.14	145,096	153

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
533,336	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2047	6.00	$525,223	347,212
338,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	256,160	259,942
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	991,756	1,056,350
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	1/15/2022	5.00	981,140	1,049,590
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,041,180	1,034,860
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,881,307	2,592,100
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,537	508,110
915,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	915,000	917,452
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	869,475
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,022,082	1,064,650
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	5/15/2027	5.13	735,306	1,019,980
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	764,299	794,588
500,000	TENNESSEE ST HSG DEV AGY	1/1/2031	3.30	500,000	494,015
685,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	685,000	722,757
2,000,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	2,000,000	1,978,600
150,000	TENNESSEE ST HSG DEV AGY MTGE FIN	7/1/2023	5.20	150,096	150,828
580,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	580,000	631,545
250,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP I GAS SPLY REVENUE	12/15/2026	1.64	250,000	214,708
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,050,353	2,504,900
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(e)	1/1/2033	11.00	800,000	8
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	180,129
300,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	300,000	146,298
115,000	TOLOMATO FL CDD	5/1/2017	6.38	115,000	112,070
100,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	100,000	1
10,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	10,000	5,661
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	22,228	25,082
90,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	57,135	51,814
50,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	31,742	21,176
2,000,000	TORRANCE CA UNIF SCH DIST(b)	8/1/2023	4.12	1,064,093	1,400,980
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	432,357	546,030
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,019,150
830,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2017	5.50	817,943	830,498
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2022	6.00	990,781	1,042,020
840,000	TRAVIS CNTY TX HSG FIN CORP(e)	6/1/2035	9.25	840,000	41,882
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	523,776	532,265
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	781,597	970,962

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
671,000	UTAH ASSOC MUNI POWER(d)	5/1/2022	4.75	$671,000	619,400
600,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2018	6.38	600,000	634,746
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	553,060
1,000,000	UTAH ST HSG CORP MTGE REVENUE	7/1/2030	4.10	1,000,000	1,063,330
470,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	470,000	501,922
725,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	725,000	822,302
500,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	493,357	537,920
1,000,000	VERMONT ST HSG FIN AGY MULTI FAMILY	8/15/2041	3.80	982,882	969,520
1,000,000	VIRGIN ISLANDS PUBLIC FIN AUTH REVENUE	10/1/2042	5.00	1,041,510	1,054,960
750,000	VIRGINIA ST HSG DEV AUTH	12/1/2038	4.60	746,345	801,217
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,078,000
695,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2025	6.00	695,000	787,734
945,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2031	6.25	961,790	1,078,755
1,750,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	1,750,000	1,735,458
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	890,135	1,011,840
230,000	W VLGS FL IMPT DIST(e)	5/1/2037	5.50	230,000	102,934
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.13	976,722	1,253,830
500,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2017	5.00	500,000	500,995
1,500,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,500,000	1,522,770
1,000,000	WASHINGTON ST HSG FIN COMMISSION	7/15/2029	4.75	1,000,000	1,101,400
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,523,715
500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2033	5.00	548,135	551,890
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	496,340
935,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	933,393	954,074
500,000	WATERLOO IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES & SVCS T	7/1/2029	5.00	500,000	538,015
445,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	359,233	209,159
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	9,476	6,039
750,000	WAYZATA MN SENIOR HSG REVENUE	11/1/2025	5.20	738,429	801,188
1,000,000	WEST TRAVIS CNTY TX PUBLIC UTILITY AGY REVENUE	8/15/2024	5.00	1,012,663	1,015,300
750,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	805,402	805,598
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,017,778	1,227,670
400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2023	5.60	400,199	404,460
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,022,529	1,160,430
750,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/15/2033	6.40	750,252	751,800

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2034	6.75	$502,874	511,695
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.31	1,000,000	550,090
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,021,814	1,022,310
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	2/15/2040	5.00	513,490	534,730
215,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	215,129	215,684
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	561,955
3,000,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2038	4.05	3,000,000	3,003,690
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	141,428
	Sub-total Municipal Bonds:			439,507,846	456,570,839	90.82%
Short-Term Investments:
10,689,427	NORTHERN INSTITUTIONAL FUNDS -TAX-EXEMPT PORTFOLIO, 0.01%(g)			10,689,427	10,689,427
	Sub-total Short-Term Investments:			10,689,427	10,689,427	2.13%
	Grand total(h)			$477,676,633	499,937,509	99.45%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of the Funds.

(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(e)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f)

Restricted security that has been deemed illiquid. At March 31, 2013, the value of these restricted illiquid securities amounted to approximately $941,974 or 0.19% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580
MASHANTUCKET WSTRN PEQUOT TRIBE CT, 5.50%, 9/1/36	7/19/06	509,675
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	691,563

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2012, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $18,121,788 with net sales of approximately $7,432,361 during the three months ended March 31, 2013.

(h)

At March 31, 2013, the cost for Federal income tax purposes was $477,676,633. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$40,106,341
Gross unrealized depreciation	(17,845,465)
Net unrealized appreciation	$22,260,876

Diversification of investments representing geographic diversification, as a percentage of total invesments at fair value, is as follows:

Geographical Diversification	Percent
California	12.36%
Illinois	10.45
Texas	6.50
Florida	6.14
Indiana	4.65
New York	4.05
Pennsylvania	3.40
New Jersey	3.30
Arizona	3.25
Connecticut	3.11
Other	42.79
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vender when maturing more than 60 days from the valuation date and at amortized cost, which approximates fair value, when maturing within 60 days of the valuation date. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Security transactions are accounted for as of trade date. Wherever possible, the Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments, which are carried at fair value, as of March 31, 2013.

	Level 1	Level 2	Level 3	Total

Closed-End Funds	$32,677,243	$—	$—	$32,677,243
Municipal Bonds
Airport	—	612,030	—	612,030
Bond Bank	—	2,653,035	—	2,653,035
Development	—	18,177,310	180,129	18,357,439
Education	—	47,739,940	—	47,739,940
Facilities	—	6,202,047	—	6,202,047
General	—	47,639,178	11,301	47,650,479
General Obligation	—	16,194,338	—	16,194,338
Higher Education	—	16,106,587	—	16,106,587
Housing	—	26,314,808	—	26,314,808
Medical	—	57,381,000	237,380	57,618,380
Mello-Roos	—	848,659	—	848,659
Multi Family Housing	—	34,596,496	—	34,596,496
Nursing Home	—	51,510,465	—	51,510,465
Pollution	—	2,117,600	—	2,117,600
Power	—	3,048,342	619,400	3,667,742
School District	—	25,270,090	—	25,270,090
Single Family Housing	—	67,291,564	—	67,291,564
Student Loan	—	4,851,858	—	4,851,858
Tobacco Settlement	—	1,102,836	—	1,102,836
Transportation	—	15,196,196	—	15,196,196
Utilities	—	1,956,238	—	1,956,238
Water	—	8,712,012	—	8,712,012
Short-Term Investments	10,689,427	—	—	10,689,427

Total	$43,366,670	$455,522,629	$1,048,210	$499,937,509

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bond securities and short-term investments.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

As of March 31, 2013, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond. The Valuation Committee also looked at observations of similar securities which are not currently openly traded in the active market. Finally, the Valuation Committee will consider other events in determining fair valuation including the nature of the security and whether it is traded openly in the active market. Such investments have been classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2013, there were no transfers between any of the Level 1 or Level 2 classification based on levels assigned to the securities on December 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying cicumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Development	General	Higher Education		Medical		Power	Total
Balance as of 12/31/12	$180,130	$11,765	$909,527		$1,252,138		$619,400	$2,972,960
Realized Gains	—	174	—		338		—	512
Realized Losses	(53,963)	—	(768)		—		—	(54,731)
Change in Unrealized Appreciation	69,999	14,099	153,320		—		—	237,418
Change in Unrealized Depreciation	—	—	—		(1,945)		—	(1,945)
Sales	(16,037)	(14,737)	(23,103)		(10,881)		—	(64,758)
Transfers into Level 3(1)	—	—	—		—		—	—
Transfers out of Level 3(1)	—	—	(1,038,976	)(2)	(1,002,270	)(2)	—	(2,041,246)
Balance as of 3/31/13	$180,129	$11,301	$—		$237,380		$619,400	$1,048,210
Change in net unrealized appreciation (depreciation)(3)	$—	$14,099	$—		$—		$—	$14,099

(1)	The value of Transfers into and out of Level 3 is measured using the fair value as of the end of the period March 31, 2013.
(2)	Transferred from Level 3 to Level 2 due to securities being valued based on an adjusted evaluated prices provided by the primary pricing provider.
(3)	The amount of change in net unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2013.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2013

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
144,099	ARCOS DORADOS HOLDINGS, INC., CLASS A	$2,073,729	1,902,107
		2,073,729	1,902,107	0.43%
Australia:
9,284	AGL ENERGY LTD.	105,943	153,303
4,301	ALS LTD.	48,206	46,885
51,722	ALUMINA LTD.(b)	50,177	59,774
16,798	AMCOR LTD.	150,344	162,300
36,255	AMP LTD.	95,058	196,661
10,115	APA GROUP	50,066	62,766
21,346	ASCIANO LTD.	100,771	124,234
4,593	ASX LTD.	114,203	173,061
25,843	AURIZON HOLDINGS LTD.	91,220	108,433
50,341	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	712,399	1,495,330
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	67,160
179,910	BGP HOLDINGS PLC - (FRACTIONAL SHARES)(b)(c)	-	-
60,332	BHP BILLITON LTD.	1,453,162	2,057,808
10,199	BORAL LTD.	28,970	52,138
38,613	BRAMBLES LTD.	218,269	340,510
471,221	CARDNO LTD.	3,616,555	3,370,503
40,505	CFS RETAIL PROPERTY TRUST GROUP	46,791	84,765
10,606	COCA-COLA AMATIL LTD.	91,642	160,999
971	COCHLEAR LTD.	35,893	68,796
27,400	COMMONWEALTH BANK OF AUSTRALIA	1,248,722	1,940,156
6,418	COMPUTERSHARE LTD.	56,556	68,157
307,768	CREDIT CORP. GROUP LTD.	2,469,806	2,861,464
9,576	CSL LTD.	226,091	590,526
533,828	DECMIL GROUP LTD.	1,463,999	1,306,118
85,105	DEXUS PROPERTY GROUP	62,970	92,151
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	81,000
373,064	EMECO HOLDINGS LTD.	283,607	242,760
25,256	FEDERATION CENTRES LTD.	52,870	62,057
21,110	FORTESCUE METALS GROUP LTD.	37,574	86,596
18,737	GOODMAN GROUP	48,414	93,248
13,451	GPT GROUP	53,395	51,957
34,456	ILUKA RESOURCES LTD.	367,218	335,421
36,603	INCITEC PIVOT LTD.	83,901	117,757
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	284,318
2,773	LEIGHTON HOLDINGS LTD.	49,627	59,301
10,015	LEND LEASE GROUP	61,130	106,357
9,837	MACQUARIE GROUP LTD.	195,127	380,483
13,956	METCASH LTD.	38,758	60,155
37,974	MIRVAC GROUP	50,570	64,049
58,946	MONADELPHOUS GROUP LTD.	1,289,560	1,393,136
39,852	NATIONAL AUSTRALIA BANK LTD.	675,928	1,279,610
13,681	NEWCREST MINING LTD.	328,003	285,592
5,329	ORICA LTD.	135,508	135,656
16,215	ORIGIN ENERGY LTD.	176,156	224,196
6,634	OZ MINERALS LTD.	49,800	36,814
453,290	PACIFIC BRANDS LTD.	263,126	405,871
416	PERPETUAL LTD.	7,027	17,446
36,732	QANTAS AIRWAYS LTD.(b)	46,698	68,265
20,769	QBE INSURANCE GROUP LTD.	283,045	292,135
2,468	RAMSAY HEALTH CARE LTD.	49,765	82,997
7,202	RIO TINTO LTD.	402,208	428,906
127,767	SAI GLOBAL LTD.	526,355	448,293
22,469	SANTOS LTD.	244,511	290,783
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP(b)	7,202	8,440
474,655	SLATER & GORDON LTD.	969,965	1,279,944
9,824	SONIC HEALTHCARE LTD.	79,849	142,480
34,990	STOCKLAND	132,304	132,969
16,581	SUNCORP GROUP LTD.	177,259	204,052
8,477	TABCORP HOLDINGS LTD.	15,377	28,508
8,846	TATTS GROUP LTD.	14,773	29,196
65,264	TELSTRA CORP. LTD.	276,914	306,453
22,161	TOLL HOLDINGS LTD.	98,848	136,822
21,881	TRANSURBAN GROUP	88,365	145,345

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
229,054	WEBJET LTD.	$979,883	1,130,393
17,231	WESFARMERS LTD.	647,981	721,190
42,659	WESTFIELD GROUP	253,085	481,897
35,413	WESTFIELD RETAIL TRUST	53,180	111,348
60,789	WESTPAC BANKING CORP.	872,864	1,946,815
45,860	WHITEHAVEN COAL LTD.	149,712	101,224
13,603	WOODSIDE PETROLEUM LTD.	455,825	507,310
22,832	WOOLWORTHS LTD.	435,292	803,240
3,542	WORLEYPARSONS LTD.	57,010	91,051
		24,346,456	31,367,834	7.09%
Austria:
22,157	ANDRITZ A.G.	1,344,890	1,486,558
3,566	ERSTE GROUP BANK A.G.(b)	63,769	99,330
33,719	IMMOFINANZ A.G.(b)	94,190	127,723
1,383	OMV A.G.	50,806	58,813
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	112,467
313	STRABAG S.E. (BEARER)	5,505	7,015
19,070	TELEKOM AUSTRIA A.G.	124,529	125,133
1,368	VOESTALPINE A.G.	51,510	42,007
27,600	WIENERBERGER A.G.	213,061	328,601
		2,054,881	2,387,647	0.54%
Belgium:
9,207	AGEAS	155,603	311,396
13,822	ANHEUSER-BUSCH INBEV N.V.	502,521	1,368,695
10,910	BARCO N.V.	740,520	954,475
1,645	COLRUYT S.A.	74,892	79,548
1,238	DELHAIZE GROUP S.A.	51,243	67,532
13,233	GROUPE BRUXELLES LAMBERT S.A.	1,093,923	1,011,826
4,347	KBC GROEP N.V.	101,356	149,725
415	SOLVAY S.A.	57,004	56,202
1,066	TELENET GROUP HOLDING N.V.	50,357	52,718
1,091	UCB S.A.	30,548	69,645
3,347	UMICORE S.A.	177,603	157,220
		3,035,570	4,278,982	0.97%
Brazil:
77,661	BRASIL FOODS S.A. ADR(b)(d)	1,438,817	1,717,085
13,600	CIA DE SANEAMENTO DE MINAS GERAIS-COPASA(b)	328,620	332,134
5,900	LOJAS RENNER S.A.	217,003	220,788
		1,984,440	2,270,007	0.51%
Canada:
29,100	AGF MANAGEMENT LTD., CLASS B	309,797	308,803
3,176	AGNICO-EAGLE MINES LTD.	138,785	130,279
3,934	AGRIUM, INC.	176,472	383,622
1,052	ALIMENTATION COUCHE TARD, INC., CLASS B	53,849	57,019
4,900	ARC RESOURCES LTD.	108,943	129,464
44,600	AUTOMATION TOOLING SYSTEMS, INC.(b)	401,190	434,651
10,306	BANK OF MONTREAL	623,553	648,684
19,232	BANK OF NOVA SCOTIA	982,143	1,119,066
17,924	BARRICK GOLD CORP.	575,370	526,507
3,479	BAYTEX ENERGY CORP.	151,408	145,790
3,700	BCE, INC.	156,653	172,862
1,900	BELL ALIANT, INC.	51,733	50,387
12,732	BOMBARDIER, INC., CLASS B	50,302	50,509
3,100	BONAVISTA ENERGY CORP.	50,156	45,591
13,183	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	220,688	481,458
11,740	CAE, INC.	85,345	114,759
11,081	CAMECO CORP.	198,977	229,943
46,300	CANACCORD FINANCIAL, INC.	237,982	310,839
6,440	CANADIAN IMPERIAL BANK OF COMMERCE	260,643	505,133
21,692	CANADIAN NATIONAL RAILWAY CO.	1,910,278	2,175,708
9,614	CANADIAN NATIONAL RAILWAY CO.	389,611	966,274
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	636,940
4,722	CANADIAN OIL SANDS LTD.	97,388	97,336
4,295	CANADIAN PACIFIC RAILWAY LTD.	154,434	560,377
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	53,692

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
10,512	CENOVUS ENERGY, INC.	$323,427	325,548
5,200	CENTERRA GOLD, INC.	48,907	30,969
10,919	CGI GROUP, INC., CLASS A(b)	90,696	296,770
1,964	CI FINANCIAL CORP.	49,854	54,327
4,452	CRESCENT POINT ENERGY CORP.	139,616	168,070
18,500	DOREL INDUSTRIES, INC., CLASS B	668,249	745,755
15,478	ELDORADO GOLD CORP.	198,459	147,946
10,375	ENBRIDGE, INC.	437,946	483,081
9,252	ENCANA CORP.	190,539	179,967
29,700	ENERFLEX LTD.	343,284	406,973
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	555,822
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	82,389
2,200	FINNING INTERNATIONAL, INC.	51,485	54,813
5,096	FIRST QUANTUM MINERALS LTD.	98,955	96,919
3,100	FORTIS, INC.	105,357	104,213
2,866	FRANCO-NEVADA CORP.	145,380	130,823
22,700	GENWORTH MI CANADA, INC.	467,217	558,199
3,052	GILDAN ACTIVEWEAR, INC.	33,435	121,768
14,442	GOLDCORP, INC.	460,940	485,926
2,200	GREAT-WEST LIFECO, INC.	49,273	58,971
35,321	HOME CAPITAL GROUP, INC.	1,796,656	2,042,384
70,900	HUDBAY MINERALS, INC.	677,568	681,885
8,953	HUSKY ENERGY, INC.	227,518	256,996
4,003	IAMGOLD CORP.	28,201	28,884
2,500	IGM FINANCIAL, INC.	100,363	112,640
29,235	IMPERIAL OIL LTD.	1,254,272	1,194,898
1,593	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES, INC.	51,268	58,586
1,100	INMET MINING CORP.	53,339	73,254
1,899	INTACT FINANCIAL CORP.	119,497	116,368
11,900	KINROSS GOLD CORP.	98,714	94,183
1,500	LOBLAW COS. LTD.	53,150	63,110
4,738	MAGNA INTERNATIONAL, INC.	61,549	278,492
34,374	MANULIFE FINANCIAL CORP.	420,235	506,212
1,542	MEG ENERGY CORP.(b)	49,741	49,500
3,469	METHANEX CORP.	31,828	141,342
1,000	METRO, INC.	54,328	62,657
26,100	MULLEN GROUP LTD.	594,865	575,261
2,810	NATIONAL BANK OF CANADA	214,109	206,383
4,300	NEW GOLD, INC.(b)	41,682	39,112
2,600	ONEX CORP.	105,376	123,979
1,641	OPEN TEXT CORP.(b)	72,477	96,988
10,000	OSISKO MINING CORP.(b)	81,325	59,359
4,251	PACIFIC RUBIALES ENERGY CORP.	98,772	89,719
4,753	PAN AMERICAN SILVER CORP.	88,411	78,137
6,322	PEMBINA PIPELINE CORP.	85,382	199,770
19,434	PENGROWTH ENERGY CORP.	99,676	99,097
7,900	PENN WEST PETROLEUM LTD.	85,291	84,922
50,391	POTASH CORP. OF SASKATCHEWAN, INC.	2,044,957	1,977,847
14,521	POTASH CORP. OF SASKATCHEWAN, INC.	406,729	570,348
4,200	POWER CORP. OF CANADA	105,623	112,871
1,900	POWER FINANCIAL CORP.	52,279	55,998
7,700	RESEARCH IN MOTION LTD.(b)	85,461	114,380
2,701	RITCHIE BROS AUCTIONEERS, INC.	50,064	58,814
11,804	ROGERS COMMUNICATIONS, INC., CLASS B	297,724	602,953
28,202	ROYAL BANK OF CANADA	984,939	1,699,033
2,400	SAPUTO, INC.	103,951	121,861
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	239,278
3,394	SHOPPERS DRUG MART CORP.	145,104	145,235
6,180	SILVER WHEATON CORP.	233,224	193,458
2,700	SNC-LAVALIN GROUP, INC.	100,003	113,013
13,665	SUN LIFE FINANCIAL, INC.	280,304	372,884
30,795	SUNCOR ENERGY, INC.	760,915	922,774
24,791	TALISMAN ENERGY, INC.	289,882	303,100
8,831	TECK RESOURCES LTD., CLASS B	301,330	248,626
3,074	TELUS CORP.	109,313	212,307
4,489	TIM HORTONS, INC.	137,057	243,971

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
18,042	TORONTO-DOMINION BANK (THE)	$792,660	1,502,183
1,800	TOURMALINE OIL CORP.(b)	51,783	69,601
8,260	TRANSALTA CORP.	129,937	120,747
9,847	TRANSCANADA CORP.	417,514	470,128
32,500	TRICAN WELL SERVICE LTD.	422,140	476,694
5,592	TURQUOISE HILL RESOURCES LTD.(b)	50,887	35,616
4,690	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	275,245	352,079
2,256	VERMILION ENERGY, INC.	83,841	116,814
19,653	YAMANA GOLD, INC.	186,540	302,770
		28,032,686	34,594,443	7.82%
China:
128,500	AAC TECHNOLOGIES HOLDINGS, INC.	444,067	617,458
636,000	ANHUI EXPRESSWAY CO. LTD., CLASS H	320,679	325,270
10,468	BAIDU, INC. ADR(b)(d)	980,539	918,044
1,121,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	675,149	1,137,961
2,382,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(b)	469,114	392,778
327,000	PRINCE FROG INTERNATIONAL HOLDINGS LTD.	148,425	168,501
884,000	SHANDONG WEIGAO GROUP MEDICAL POLYMER CO. LTD., CLASS H	1,220,778	800,577
589,000	SPRINGLAND INTERNATIONAL HOLDINGS LTD.	340,047	297,439
33,000	TENCENT HOLDINGS LTD.	1,177,595	1,049,191
728,000	WANT WANT CHINA HOLDINGS LTD.	1,075,498	1,116,025
		6,851,891	6,823,244	1.54%
Denmark:
10	A.P. MOELLER - MAERSK A/S, CLASS A	46,408	74,754
24	A.P. MOELLER - MAERSK A/S, CLASS B	125,436	187,333
11,397	CARLSBERG A/S, CLASS B	896,574	1,109,054
1,500	COLOPLAST A/S, CLASS B	27,666	80,694
13,100	DANSKE BANK A/S(b)	138,182	234,234
200	FLSMIDTH & CO. A/S	6,012	12,107
10,050	NOVO NORDISK A/S ADR(d)	1,701,685	1,623,075
6,583	NOVO NORDISK A/S, CLASS B	612,851	1,069,551
63,782	NOVOZYMES A/S, CLASS B	1,769,602	2,162,474
10,488	PANDORA A/S	73,214	288,508
15,973	TDC A/S	107,272	122,728
3,250	TOPDANMARK A/S(b)	33,362	77,780
		5,538,264	7,042,292	1.59%
Finland:
64,170	AMER SPORTS OYJ	823,361	1,058,639
4,899	ELISA OYJ	106,854	90,994
4,509	FORTUM OYJ	87,100	90,859
53,550	HUHTAMAKI OYJ	883,055	1,052,298
1,396	KESKO OYJ, CLASS B	30,705	43,609
2,451	KONE OYJ, CLASS B	86,493	192,750
1,849	METSO OYJ	62,227	78,665
11,359	NESTE OIL OYJ	110,935	160,166
61,900	NOKIA OYJ	203,584	200,271
2,240	NOKIAN RENKAAT OYJ	31,307	99,636
10,565	POHJOLA BANK PLC, CLASS A	85,425	153,575
2,904	SAMPO OYJ, CLASS A	101,099	111,675
15,829	STORA ENSO OYJ, CLASS R	75,698	102,162
11,934	UPM-KYMMENE OYJ	99,928	133,165
2,352	WARTSILA OYJ ABP	56,960	105,673
		2,844,731	3,674,137	0.83%
France:
2,714	ACCOR S.A.	79,809	94,279
3,200	AIR FRANCE-KLM(b)	22,485	30,190
5,429	AIR LIQUIDE S.A.	664,882	659,590
4,036	ALSTOM S.A.	142,736	164,260
10,521	ARCELORMITTAL	163,439	135,538
1,165	ARKEMA S.A.	98,307	105,983
30,343	AXA S.A.	403,058	521,584
16,500	BENETEAU S.A.(b)	166,299	167,512
16,306	BNP PARIBAS S.A.	672,088	836,910

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
1,637	BOUYGUES S.A.	$49,581	44,402
665	BUREAU VERITAS S.A.	75,734	82,771
3,068	CAP GEMINI S.A.	111,959	139,611
12,351	CARREFOUR S.A.	296,772	338,095
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	228,772
994	CHRISTIAN DIOR S.A.	84,311	164,876
8,977	CIE DE ST-GOBAIN	309,749	332,787
2,998	CIE GENERALE DE GEOPHYSIQUE - VERITAS(b)	87,186	67,521
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	284,713
3,084	CIE GENERALE D’OPTIQUE ESSILOR INTERNATIONAL S.A.	309,422	342,942
16,517	CREDIT AGRICOLE S.A.(b)	122,493	136,053
11,712	DANONE S.A.	612,831	814,907
3,633	EDENRED	65,572	118,892
14,107	ELECTRICITE DE FRANCE S.A.	261,183	270,523
2,617	EURAZEO	104,346	132,674
7,112	EUROPEAN AERONAUTIC DEFENCE AND SPACE CO. N.V.	127,911	361,926
3,160	EUTELSAT COMMUNICATIONS S.A.	100,179	111,413
19,203	FRANCE TELECOM S.A.	211,691	194,215
15,020	GDF SUEZ	301,900	289,186
564	GECINA S.A.	51,331	65,443
13,307	GROUPE EUROTUNNEL S.A. (REGISTERED)	102,800	105,996
304	ILIAD S.A.	29,549	64,668
14,770	IPSOS	469,780	516,869
2,121	JCDECAUX S.A.	50,974	58,128
2,335	KLEPIERRE	57,367	91,724
4,713	LAFARGE S.A.	166,939	313,124
1,212	LAGARDERE S.C.A.	30,640	44,627
4,882	LEGRAND S.A.	111,114	212,897
18,906	L’OREAL S.A.	2,266,731	2,997,827
11,662	LVMH MOET HENNESSY LOUIS VUITTON S.A.	1,567,288	2,001,662
15,891	NATIXIS	55,209	60,336
3,500	PERNOD-RICARD S.A.	239,500	436,130
1,218	PPR	223,744	267,606
2,007	PUBLICIS GROUPE S.A.	121,945	134,577
5,954	RENAULT S.A.	173,471	373,021
2,444	REXEL S.A.	51,580	53,337
2,397	SAFRAN S.A.	103,557	106,911
20,214	SANOFI	1,218,149	2,053,990
11,344	SCHNEIDER ELECTRIC S.A.	504,223	828,854
1,813	SCOR S.E.	36,441	52,057
5,515	SES	114,220	172,847
877	SOCIETE BIC S.A.	99,670	101,840
12,879	SOCIETE GENERALE S.A.(b)	453,713	423,124
41,523	SOCIETE TELEVISION FRANCAISE 1	390,640	465,464
4,172	SODEXO	221,117	388,791
13,444	SODEXO PRIME FIDELITE	721,006	1,252,853
1,115	TECHNIP S.A.	111,452	114,313
48,197	TOTAL S.A.	2,452,418	2,307,841
1,808	UNIBAIL-RODAMCO S.E.	228,178	421,105
2,466	VALLOUREC S.A.	112,672	118,539
24,299	VEOLIA ENVIRONNEMENT S.A.	258,577	306,431
7,810	VINCI S.A.	316,569	351,845
20,807	VIVENDI S.A.	406,810	429,811
1,345	WENDEL S.A.	91,561	142,341
480	ZODIAC AEROSPACE	50,096	55,930
		19,660,417	25,064,984	5.67%
Germany:
3,492	ADIDAS A.G.	145,098	362,305
8,718	ALLIANZ S.E. (REGISTERED)	780,413	1,184,009
17,269	BASF S.E.	720,825	1,512,350
15,596	BAYER A.G. (REGISTERED)	850,530	1,608,735
4,538	BAYERISCHE MOTOREN WERKE A.G.	421,643	391,545
1,591	BEIERSDORF A.G.	86,858	146,920
435	BRENNTAG A.G.	47,835	67,916
7,652	CELESIO A.G.	109,250	143,698
102,069	COMMERZBANK A.G.(b)	178,818	149,809

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
916	CONTINENTAL A.G.	$47,943	109,515
31,440	CTS EVENTIM A.G.	941,485	1,065,971
17,639	DAIMLER A.G. (REGISTERED)	589,913	959,705
14,103	DEUTSCHE BANK A.G. (REGISTERED)	527,174	549,840
13,908	DEUTSCHE BOERSE A.G.	739,792	842,282
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	63,684
19,219	DEUTSCHE POST A.G. (REGISTERED)	228,974	442,830
33,958	DEUTSCHE TELEKOM A.G. (REGISTERED)	384,536	358,941
20,728	E.ON S.E.	386,533	361,886
3,460	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	218,760	233,513
2,289	FRESENIUS S.E. & CO. KGAA	150,261	282,530
1,527	GEA GROUP A.G.	49,652	50,324
9,320	GERRESHEIMER A.G.	469,617	535,517
2,580	HANNOVER RUECKVERSICHERUNG S.E. (REGISTERED)	110,106	202,366
22,484	HEIDELBERGCEMENT A.G.	1,008,588	1,615,712
689	HENKEL A.G. & CO. KGAA	50,589	54,405
2,600	HOCHTIEF A.G.(b)	108,936	169,107
21,437	INFINEON TECHNOLOGIES A.G.	120,692	169,271
37,820	JENOPTIK A.G.	336,539	390,406
1,045	K+S A.G. (REGISTERED)	44,974	48,605
1,680	KABEL DEUTSCHLAND HOLDING A.G.	100,991	155,010
29,520	KLOECKNER & CO. S.E.(b)	297,635	418,134
1,013	LANXESS A.G.	69,793	71,834
2,743	LINDE A.G.	475,408	510,012
465	MAN S.E.	50,636	49,991
1,025	MERCK KGAA	86,079	154,646
1,559	METRO A.G.	48,976	44,325
4,041	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	512,591	755,756
2,570	RATIONAL A.G.	642,664	772,032
8,089	RWE A.G.	329,670	301,475
2,588	SALZGITTER A.G.	129,200	103,885
18,062	SAP A.G.	753,061	1,447,048
15,642	SIEMENS A.G. (REGISTERED)	1,039,593	1,684,860
7,661	THYSSENKRUPP A.G.(b)	152,398	155,798
7,071	TUI A.G.(b)	57,698	75,874
483	VOLKSWAGEN A.G.	48,103	90,858
7,048	WINCOR NIXDORF A.G.	262,852	350,086
44,123	WIRECARD A.G.	1,023,277	1,218,848
		15,972,668	22,434,169	5.07%
Greece:
3,332	COCA COLA HELLENIC BOTTLING CO. S.A.(b)	76,471	89,266
45,170	JUMBO S.A.(b)	289,903	321,931
		366,374	411,197	0.09%
Hong Kong:
208,600	AIA GROUP LTD.	682,342	913,669
12,800	BANK OF EAST ASIA LTD.	50,955	50,458
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	275,264
8,109,380	BONJOUR HOLDINGS LTD.	1,060,635	1,295,403
28,000	CHEUNG KONG HOLDINGS LTD.	277,057	413,369
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	68,599
36,500	CLP HOLDINGS LTD.	253,113	319,740
27,800	ESPRIT HOLDINGS LTD.	35,637	33,449
26,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	67,404	108,521
50,014	GUOCO GROUP LTD.	417,780	610,795
44,000	HANG LUNG PROPERTIES LTD.	116,126	164,379
15,400	HANG SENG BANK LTD.	176,972	246,994
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	88,927
38,000	HONG KONG & CHINA GAS CO. LTD.	103,880	110,879
18,400	HONG KONG EXCHANGES AND CLEARING LTD.	324,120	313,361
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	198
88,500	HOPEWELL HOLDINGS LTD.	337,564	358,558
41,000	HUTCHISON WHAMPOA LTD.	238,015	427,295
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	60,599
27,000	KERRY PROPERTIES LTD.	90,767	119,825
120,000	LI & FUNG LTD.	153,985	165,410

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
40,500	LINK REIT (THE)	$84,196	220,694
26,800	MGM CHINA HOLDINGS LTD.	51,645	57,311
30,500	MTR CORP. LTD.	88,703	121,213
54,000	NEW WORLD DEVELOPMENT CO. LTD.	62,818	91,408
43,500	NWS HOLDINGS LTD.	52,824	77,445
190,000	PCCW LTD.	77,805	88,115
9,436,560	PICO FAR EAST HOLDINGS LTD.	2,576,671	3,391,669
2,254,542	PORTS DESIGN LTD.	1,752,693	1,884,945
24,000	POWER ASSETS HOLDINGS LTD.	139,092	226,472
48,000	SANDS CHINA LTD.	128,061	248,887
22,000	SHANGRI-LA ASIA LTD.	29,501	43,079
59,400	SINO LAND CO. LTD.	80,601	100,702
25,000	SJM HOLDINGS LTD.	52,349	62,415
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	768,407
25,000	SUN HUNG KAI PROPERTIES LTD.	326,472	336,874
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	242,195
13,400	SWIRE PROPERTIES LTD.	49,279	47,558
513,000	TECHTRONIC INDUSTRIES CO.	934,072	1,249,035
3,000	TELEVISION BROADCASTS LTD.	9,222	22,725
270,000	TEXWINCA HOLDINGS LTD.	214,625	284,868
78,200	VTECH HOLDINGS LTD.	918,763	953,505
14,000	WHARF HOLDINGS LTD.	111,765	124,804
19,000	WHEELOCK & CO. LTD.	30,489	101,210
30,000	WYNN MACAU LTD.(b)	50,423	79,613
2,923,100	XTEP INTERNATIONAL HOLDINGS	1,237,982	1,133,459
360,500	YINGDE GASES	355,161	401,714
53,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	121,972	172,740
		15,041,790	18,678,754	4.22%
Ireland:
10,242	ACCENTURE PLC, CLASS A	329,345	778,085
56,398	COVIDIEN PLC	2,698,403	3,826,040
14,894	CRH PLC	217,633	328,762
9,616	ELAN CORP. PLC(b)	78,624	110,554
12,223	EXPERIAN PLC	202,091	211,724
73,977	HENDERSON GROUP PLC	145,288	179,060
17,172	ICON PLC(b)	311,571	554,484
6,478	JAMES HARDIE INDUSTRIES PLC	53,712	67,513
1,848	KERRY GROUP PLC, CLASS A	101,410	110,116
123	PROTHENA CORP. PLC(b)	551	823
9,299	SHIRE PLC	267,371	283,153
38,703	UBM PLC	411,567	414,297
		4,817,566	6,864,611	1.55%
Israel:
32,111	BANK HAPOALIM B.M.(b)	128,965	145,484
42,130	BANK LEUMI LE-ISRAEL B.M.(b)	149,445	148,485
217	DELEK GROUP LTD.	52,364	60,910
53	ISRAEL (THE) CORP. LTD.	37,899	40,215
11,702	ISRAEL CHEMICALS LTD.	142,587	151,203
659	MELLANOX TECHNOLOGIES LTD.(b)	55,022	36,416
5,900	MIZRAHI TEFAHOT BANK LTD.(b)	51,135	62,934
1,494	NICE SYSTEMS LTD.(b)	50,675	54,914
14,443	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	566,050	573,098
		1,234,142	1,273,659	0.29%
Italy:
52,599	AMPLIFON S.P.A.	228,620	275,090
18,467	ASSICURAZIONI GENERALI S.P.A.	269,601	287,377
2,238	ATLANTIA S.P.A.	25,873	35,343
171,353	AZIMUT HOLDING S.P.A.	2,195,619	2,771,968
37,200	BANCO POPOLARE SC(b)	61,868	46,898
57,599	ENEL GREEN POWER S.P.A.	98,098	108,018
84,176	ENEL S.P.A.	307,528	274,716
49,857	ENI S.P.A.	958,264	1,120,328
3,610	EXOR S.P.A.	90,616	100,833
24,375	FIAT INDUSTRIAL S.P.A.	141,398	274,019
10,222	FIAT S.P.A.(b)	27,207	54,378
10,070	FINMECCANICA S.P.A.(b)	50,331	48,406
115,887	INTESA SANPAOLO S.P.A.	196,195	169,644

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
2,826	LUXOTTICA GROUP S.P.A.	$118,626	141,676
34,777	MEDIOLANUM S.P.A.	120,164	191,065
2,801	PRYSMIAN S.P.A.	56,504	57,627
5,722	SAIPEM S.P.A.	245,101	175,961
57,530	SNAM S.P.A.	249,716	262,237
7,497	TENARIS S.A.	100,710	152,319
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	143,472
70,413	UNICREDIT S.P.A.(b)	365,367	300,562
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	93,365
		6,141,148	7,085,302	1.60%
Japan:
15,014	ADERANS CO. LTD.(b)	173,432	250,725
10,000	AEON CO. LTD.	112,237	129,070
10,400	AEON CREDIT SERVICE CO. LTD.	165,828	295,423
82,360	AEON DELIGHT CO. LTD.	1,679,353	1,784,824
1,100	AEON MALL CO. LTD.	23,091	33,327
2,300	AISIN SEIKI CO. LTD.	37,584	84,294
17,000	AJINOMOTO CO., INC.	136,093	255,537
1,300	ALFRESA HOLDINGS CORP.	50,794	70,293
2,000	AMADA CO. LTD.	10,582	13,364
17,000	AOZORA BANK LTD.	53,794	47,676
36,100	ASAHI CO. LTD.	561,894	496,622
16,000	ASAHI GLASS CO. LTD.	120,885	109,630
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	133,791
31,000	ASAHI KASEI CORP.	147,138	206,809
65,200	ASICS CORP.	891,584	1,091,573
7,400	ASTELLAS PHARMA, INC.	236,149	397,769
5,000	BANK OF KYOTO (THE) LTD.	43,972	48,760
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	214,214
3,000	BENESSE HOLDINGS, INC.	114,910	128,911
13,800	BRIDGESTONE CORP.	205,726	464,716
5,200	BROTHER INDUSTRIES LTD.	38,445	54,356
20,100	CANON, INC.	672,638	725,979
16,600	CAPCOM CO. LTD.	276,543	260,282
1,000	CASIO COMPUTER CO. LTD.	7,474	7,702
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	284,528
15,000	CHIBA BANK (THE) LTD.	81,968	107,558
3,800	CHUBU ELECTRIC POWER CO., INC.	50,834	46,544
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	101,965
11,800	CHUGOKU ELECTRIC POWER (THE) CO., INC.	185,442	157,317
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	41,457
23,000	COSMO OIL CO. LTD.(b)	51,435	48,377
43,836	CREDIT SAISON CO. LTD.	533,280	1,091,534
11,000	DAIDO STEEL CO. LTD.	45,649	59,829
4,000	DAIHATSU MOTOR CO. LTD.	80,570	82,945
103	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	120,497	138,413
9,800	DAIICHI SANKYO CO. LTD.	166,638	188,952
4,500	DAIKIN INDUSTRIES LTD.	124,473	176,396
1,100	DAITO TRUST CONSTRUCTION CO. LTD.	100,478	93,716
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	193,339
31,000	DAIWA SECURITIES GROUP, INC.	119,396	216,030
90,521	DENA CO. LTD.	2,758,992	2,456,909
8,200	DENSO CORP.	185,234	347,129
2,800	DENTSU, INC.	46,871	83,017
48,000	DESCENTE LTD.	278,723	321,751
13,000	DOWA HOLDINGS CO. LTD.	55,385	101,641
7,000	EAST JAPAN RAILWAY CO.	392,789	574,069
3,300	EISAI CO. LTD.	114,483	147,235
888	EPS CORP.	1,191,339	1,280,093
1,800	FAMILYMART CO. LTD.	52,590	83,178
14,100	FANUC CORP.	2,036,196	2,170,383
1,100	FAST RETAILING CO. LTD.	136,395	358,156
21,000	FUJI ELECTRIC CO. LTD.	51,969	61,125
11,000	FUJI HEAVY INDUSTRIES LTD.	57,631	170,723
6,300	FUJIFILM HOLDINGS CORP.	113,804	122,875
44,000	FUJITSU LTD.	171,664	181,357
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	56,440
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	71,387

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
16,700	GMO PAYMENT GATEWAY, INC.	$300,118	389,758
22,679	GREE, INC.	385,623	280,190
12,000	GS YUASA CORP.	47,814	48,569
6,000	GUNMA BANK (THE) LTD.	31,571	36,076
1,500	HAMAMATSU PHOTONICS K.K.	52,686	60,392
11,000	HANKYU HANSHIN HOLDINGS, INC.	51,221	66,490
500	HIROSE ELECTRIC CO. LTD.	48,402	67,509
7,000	HIROSHIMA BANK (THE) LTD.	26,154	34,206
2,500	HITACHI CONSTRUCTION MACHINERY CO. LTD.	53,411	53,859
95,000	HITACHI LTD.	295,895	547,990
6,000	HITACHI METALS LTD.	45,405	56,153
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	100,212
11,400	HOKURIKU ELECTRIC POWER CO.	124,923	140,358
28,800	HONDA MOTOR CO. LTD.	780,069	1,087,629
7,900	HOYA CORP.	163,060	147,031
300	IDEMITSU KOSAN CO. LTD.	23,804	25,878
20,000	IHI CORP.	52,673	60,764
37	INPEX CORP.	200,973	196,526
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	141,376
9,000	ISUZU MOTORS LTD.	55,583	53,062
27,200	ITOCHU CORP.	291,860	326,799
8,000	J. FRONT RETAILING CO. LTD.	31,099	61,954
1,100	JAPAN AIRLINES CO. LTD.	51,768	51,065
700	JAPAN EXCHANGE GROUP, INC.	56,090	63,430
8	JAPAN REAL ESTATE INVESTMENT CORP.	76,499	109,545
8	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	19,733
22,000	JAPAN STEEL WORKS (THE) LTD.	126,429	117,087
17,700	JAPAN TOBACCO, INC.	521,356	564,084
6,000	JFE HOLDINGS, INC.	94,802	112,625
4,000	JGC CORP.	53,048	101,089
12,000	JOYO BANK (THE) LTD.	54,056	67,180
3,100	JSR CORP.	39,530	62,965
5,000	JTEKT CORP.	36,670	47,379
43	JUPITER TELECOMMUNICATIONS CO. LTD.	50,925	56,414
29,100	JX HOLDINGS, INC.	159,013	161,057
7,000	KAJIMA CORP.	15,004	19,036
33,400	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	305,345	329,263
2,000	KANSAI PAINT CO. LTD.	10,449	22,223
61,213	KAO CORP.	1,543,458	2,002,826
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	109,683
9,954	KDDI CORP.	239,416	409,221
21,500	KEIHIN CORP.	261,255	297,828
13,000	KEIKYU CORP.	95,310	136,028
5,000	KEIO CORP.	28,322	42,970
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	53,275
981	KEYENCE CORP.	180,512	298,359
6,000	KIKKOMAN CORP.	52,867	105,614
49,000	KINTETSU CORP.	153,011	226,951
14,000	KIRIN HOLDINGS CO. LTD.	159,350	224,720
18,300	KOBAYASHI PHARMACEUTICAL CO. LTD.	982,900	883,556
15,400	KOMATSU LTD.	339,281	367,925
2,300	KONAMI CORP.	50,313	46,301
21,000	KUBOTA CORP.	129,773	298,486
3,900	KURARAY CO. LTD.	51,445	58,126
4,300	KURITA WATER INDUSTRIES LTD.	96,931	94,099
2,700	KYOCERA CORP.	198,000	252,690
11,400	KYUSHU ELECTRIC POWER CO., INC.(b)	116,896	118,317
2,800	LAWSON, INC.	120,035	215,648
4,200	LIXIL GROUP CORP.	71,097	82,898
24,000	MARUBENI CORP.	173,505	179,232
6,500	MARUI GROUP CO. LTD.	32,287	67,324
57,000	MAZDA MOTOR CORP.(b)	95,886	170,149
1,600	MCDONALD’S HOLDINGS CO. JAPAN LTD.	43,060	43,546
47,500	MEGANE TOP CO. LTD.	538,247	662,028
1,700	MEIJI HOLDINGS CO. LTD.	54,895	78,828
31,000	MEITEC CORP.	690,083	771,583
1,800	MIRACA HOLDINGS, INC.	71,311	87,672
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	184,841

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
25,200	MITSUBISHI CORP.	$378,464	466,602
32,000	MITSUBISHI ELECTRIC CORP.	244,114	257,333
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	744,590
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	112,147
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	323,950
4,000	MITSUBISHI LOGISTICS CORP.	45,017	74,191
18,000	MITSUBISHI MATERIALS CORP.	47,129	51,246
54,000	MITSUBISHI MOTORS CORP.(b)	51,556	56,217
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	58,331
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,426,194
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	142,551
33,400	MITSUI & CO. LTD.	357,690	465,865
37,000	MITSUI CHEMICALS, INC.	87,469	80,576
10,000	MITSUI FUDOSAN CO. LTD.	232,901	280,342
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	7,680
389,220	MIZUHO FINANCIAL GROUP, INC.	684,577	822,805
6,080	MS&AD INSURANCE GROUP HOLDINGS	125,874	133,439
3,600	MURATA MANUFACTURING CO. LTD.	162,615	268,083
1,500	NAMCO BANDAI HOLDINGS, INC.	14,652	26,531
27,000	NEC CORP.	70,167	70,271
3,000	NGK SPARK PLUG CO. LTD.	28,359	45,764
1,500	NIDEC CORP.	70,097	89,712
12,469	NIFCO, INC.	278,882	295,118
6,000	NIKON CORP.	75,728	142,200
1,800	NINTENDO CO. LTD.	172,120	193,318
11	NIPPON BUILDING FUND, INC.	90,970	151,909
17,000	NIPPON EXPRESS CO. LTD.	60,747	82,892
6,000	NIPPON MEAT PACKERS, INC.	72,315	98,858
4,200	NIPPON PAPER GROUP, INC.	49,572	65,408
103,535	NIPPON STEEL & SUMITOMO METAL CORP.	253,094	258,466
8,800	NIPPON TELEGRAPH & TELEPHONE CORP.	397,769	383,747
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	53,275
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	60,180
39,100	NISSAN MOTOR CO. LTD.	362,480	375,902
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	33,967
3,000	NISSHINBO HOLDINGS, INC.	23,700	21,034
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	55,898
17,400	NISSIN KOGYO CO. LTD.	232,900	286,688
600	NITORI HOLDINGS CO. LTD.	33,819	45,892
3,200	NITTO DENKO CORP.	77,639	189,345
5,700	NKSJ HOLDINGS, INC.	114,918	118,923
72,300	NOMURA HOLDINGS, INC.	256,136	443,162
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	69,296
17,800	NORTH PACIFIC BANK LTD.	49,457	59,942
7,000	NSK LTD.	50,459	53,168
14	NTT DATA CORP.	36,520	46,625
312	NTT DOCOMO, INC.	456,405	470,975
65	NTT URBAN DEVELOPMENT CORP.	52,710	76,852
12,000	OBAYASHI CORP.	48,665	57,364
4,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	30,548	49,758
8,100	OLYMPUS CORP.(b)	119,871	190,249
2,000	OMRON CORP.	50,016	49,291
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	79,131
8,000	ONWARD HOLDINGS CO. LTD.	54,094	71,727
800	ORIENTAL LAND CO. LTD.	50,479	130,196
10,900	ORIX CORP.	120,397	137,907
37,000	OSAKA GAS CO. LTD.	121,878	162,724
5,000	OTSUKA HOLDINGS CO. LTD.	144,921	175,280
33,300	PANASONIC CORP.	217,151	231,351
15,200	RAKUTEN, INC.	97,714	154,527
23,400	RESONA HOLDINGS, INC.	97,985	121,307
15,000	RICOH CO. LTD.	148,229	159,983
1,200	RINNAI CORP.	52,047	86,302
9,446	SANKYO CO. LTD.	494,930	447,038
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	122,909
21,520	SBI HOLDINGS, INC.	173,535	189,973
3,400	SECOM CO. LTD.	133,812	175,174
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	83,233

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
13,000	SEKISUI CHEMICAL CO. LTD.	$66,177	142,519
6,000	SEKISUI HOUSE LTD.	44,394	81,521
9,000	SERIA CO. LTD.	141,997	223,912
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	423,562
25,000	SHARP CORP.(b)	50,043	72,237
11,100	SHIKOKU ELECTRIC POWER CO., INC.(b)	118,917	161,309
4,000	SHIMADZU CORP.	25,419	28,512
1,000	SHIMAMURA CO. LTD.	61,206	118,128
1,500	SHIMANO, INC.	58,204	126,680
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	551,070
41,600	SHINKO PLANTECH CO. LTD.	342,251	323,926
4,000	SHIONOGI & CO. LTD.	67,679	82,562
9,500	SHISEIDO CO. LTD.	141,913	133,919
13,000	SHIZUOKA BANK (THE) LTD.	130,502	146,386
21,000	SHOWA DENKO K.K.	33,824	31,455
900	SMC CORP.	106,941	173,814
76,750	SMS CO. LTD.	815,278	1,093,342
17,900	SOFTBANK CORP.	355,350	825,262
14,400	SONY CORP.	173,384	251,180
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	65,905
21,100	SQUARE ENIX HOLDINGS CO. LTD.	267,899	224,594
58,402	STANLEY ELECTRIC CO. LTD.	859,276	1,028,014
7,000	SUMCO CORP.	47,761	81,054
43,000	SUMITOMO CHEMICAL CO. LTD.	145,530	133,840
21,300	SUMITOMO CORP.	207,214	266,547
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	161,567
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	48,568
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	128,401
26,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	824,716	1,058,692
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	335,585
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	229,139
50,800	SUMITOMO RUBBER INDUSTRIES LTD.	588,940	865,060
5,800	SUZUKI MOTOR CORP.	104,611	130,066
39,500	SYSMEX CORP.	1,825,892	2,429,543
4,200	T&D HOLDINGS, INC.	47,440	50,685
31,000	TAIHEIYO CEMENT CORP.	68,814	72,778
11,000	TAISEI CORP.	19,822	30,265
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	43,469
10,000	TAKASHIMAYA CO. LTD.	63,872	99,432
14,700	TAKEDA PHARMACEUTICAL CO. LTD.	588,055	785,478
1,500	TDK CORP.	58,582	52,106
29,000	TEIJIN LTD.	67,529	67,159
2,600	TERUMO CORP.	95,419	111,861
2,000	THK CO. LTD.	29,290	38,625
14,000	TOBU RAILWAY CO. LTD.	67,423	79,864
1,000	TOHO CO. LTD.	13,412	20,821
17,000	TOHO GAS CO. LTD.	81,221	110,703
7,200	TOHOKU ELECTRIC POWER CO., INC.(b)	56,650	58,129
13,100	TOKAI RIKA CO. LTD.	168,635	232,122
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	405,375
3,200	TOKYO ELECTRON LTD.	128,746	141,584
40,000	TOKYO GAS CO. LTD.	151,969	218,410
25,000	TOKYU CORP.	103,449	188,293
23,000	TOKYU LAND CORP.	86,617	214,277
4,000	TONENGENERAL SEKIYU K.K.	37,796	39,263
17,000	TORAY INDUSTRIES, INC.	70,413	114,856
80,000	TOSHIBA CORP.	245,424	401,126
6,000	TOTO LTD.	30,029	53,221
1,800	TOYO SEIKAN KAISHA LTD.	24,940	25,317
3,000	TOYO SUISAN KAISHA LTD.	74,691	91,783
4,000	TOYOTA INDUSTRIES CORP.	101,266	145,748
55,000	TOYOTA MOTOR CORP.	1,917,045	2,839,539
4,000	TOYOTA TSUSHO CORP.	63,234	103,638
2,500	TREND MICRO, INC.	74,501	71,095
1,700	TSUMURA & CO.	50,505	62,756
14,410	TSURUHA HOLDINGS, INC.	1,080,327	1,397,602
8,000	UBE INDUSTRIES LTD.	13,963	15,722
4,000	UNICHARM CORP.	141,844	236,681

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
80	USS CO. LTD.	$3,505	9,391
4,100	WEST JAPAN RAILWAY CO.	134,756	196,648
236	YAHOO JAPAN CORP.	62,283	108,555
1,300	YAKULT HONSHA CO. LTD.	22,252	52,547
2,720	YAMADA DENKI CO. LTD.	102,434	124,103
1,000	YAMAGUCHI FINANCIAL GROUP, INC.	8,604	10,113
4,700	YAMAHA MOTOR CO. LTD.	47,385	64,407
3,100	YAMATO HOLDINGS CO. LTD.	48,197	57,301
4,000	YAMAZAKI BAKING CO. LTD.	44,679	54,390
5,000	YASKAWA ELECTRIC CORP.	48,019	49,556
		53,570,758	67,917,244	15.35%
Mexico:
4,183	FRESNILLO PLC	101,968	86,185
500,419	WAL-MART DE MEXICO S.A.B. DE C.V., SERIES V	1,523,435	1,636,806
		1,625,403	1,722,991	0.39%
Netherlands:
36,750	AALBERTS INDUSTRIES N.V.	686,893	821,799
25,740	ACCELL GROUP	426,901	452,029
34,297	AEGON N.V.	128,398	206,233
4,340	AKZO NOBEL N.V.	184,408	275,491
21,730	ARCADIS N.V.	459,143	601,520
8,054	ASML HOLDING N.V.	131,659	541,701
26,119	ASML HOLDING N.V. (REGISTERED)	1,590,139	1,776,353
17,379	CORE LABORATORIES N.V.	1,832,751	2,396,912
1,094	CORIO N.V.	43,642	51,038
28,308	DE MASTER BLENDERS 1753 N.V.(b)	308,423	437,254
3,045	DELTA LLOYD N.V.	50,618	52,225
1,259	FUGRO N.V. - CVA	70,525	69,686
768	GEMALTO N.V.	50,382	66,993
965	HEINEKEN HOLDING N.V.	23,862	61,837
3,662	HEINEKEN N.V.	128,663	276,015
180,390	ING GROEP N.V. - CVA(b)	1,529,994	1,280,337
13,554	KONINKLIJKE AHOLD N.V.	152,134	207,708
2,539	KONINKLIJKE DSM N.V.	86,313	147,792
10,382	KONINKLIJKE KPN N.V.	54,166	34,921
58,006	KONINKLIJKE PHILIPS ELECTRONICS N.V.	1,191,715	1,716,485
9,716	QIAGEN N.V.(b)	139,904	202,509
3,238	RANDSTAD HOLDING N.V.	99,928	132,571
22,774	REED ELSEVIER N.V.	264,057	390,163
67,775	ROYAL DUTCH SHELL PLC, CLASS A	1,891,597	2,192,460
50,447	ROYAL DUTCH SHELL PLC, CLASS B	1,266,061	1,674,840
21,030	ROYAL IMTECH N.V.	572,377	238,006
53,789	TNT EXPRESS N.V.	419,899	394,253
27,623	UNILEVER N.V. - CVA	917,402	1,131,480
25,180	USG PEOPLE N.V.	195,853	215,707
6,193	WOLTERS KLUWER N.V.	101,075	135,232
		14,998,882	18,181,550	4.11%
New Zealand:
11,811	CONTACT ENERGY LTD.	51,688	56,329
7,321	FLETCHER BUILDING LTD.	51,323	52,495
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,428	66,602
37,843	TELECOM CORP. OF NEW ZEALAND LTD.	73,138	74,092
		225,577	249,518	0.06%
Norway:
12,853	AKER SOLUTIONS ASA	223,620	238,982
13,773	DNB ASA	87,874	201,970
3,900	KVAERNER ASA	6,506	8,079
21,490	NORSK HYDRO ASA	82,180	92,866
103,332	ORKLA ASA	712,205	826,196
11,450	SCHIBSTED ASA	434,923	509,695
3,754	SEADRILL LTD.	39,723	136,065
16,318	STATOIL ASA	293,362	394,487
11,360	TELENOR ASA	229,860	248,371
85,000	TOMRA SYSTEMS ASA	703,315	829,517
4,000	YARA INTERNATIONAL ASA	109,527	181,210
		2,923,095	3,667,438	0.83%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Philippines:
265,880	METROPOLITAN BANK & TRUST	$591,567	762,263
		591,567	762,263	0.17%
Poland:
16,090	EUROCASH S.A.	194,354	262,568
		194,354	262,568	0.06%
Portugal:
35,520	ENERGIAS DE PORTUGAL S.A.	97,580	109,366
6,581	GALP ENERGIA SGPS S.A.	104,186	103,086
58,647	JERONIMO MARTINS SGPS S.A.	982,426	1,142,309
42,710	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	200,104	211,546
		1,384,296	1,566,307	0.35%
Russia:
6,460	X5 RETAIL GROUP N.V. GDR (REGISTERED)(b)	122,935	108,528
		122,935	108,528	0.02%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,644	64,982
39,500	CAPITALAND LTD.	75,674	112,416
36,000	CAPITAMALL TRUST	34,133	60,660
11,000	CITY DEVELOPMENTS LTD.	71,096	100,480
34,000	DBS GROUP HOLDINGS LTD.	221,626	438,586
144,477	FLEXTRONICS INTERNATIONAL LTD.(b)	916,840	976,665
22,000	FRASER AND NEAVE LTD.	58,463	167,437
52,000	GENTING SINGAPORE PLC	65,403	62,676
130,000	GLOBAL LOGISTIC PROPERTIES LTD.	203,681	274,600
96,000	GOLDEN AGRI-RESOURCES LTD.	50,472	44,890
59,000	HUTCHISON PORT HOLDINGS TRUST	48,423	50,298
2,000	JARDINE CYCLE & CARRIAGE LTD.	79,848	82,444
28,000	KEPPEL CORP. LTD.	105,334	252,832
38,000	OVERSEA-CHINESE BANKING CORP. LTD.	302,981	326,279
17,000	SEMBCORP INDUSTRIES LTD.	31,827	71,133
22,000	SEMBCORP MARINE LTD.	32,803	78,575
18,000	SINGAPORE AIRLINES LTD.	121,795	157,746
31,000	SINGAPORE EXCHANGE LTD.	139,131	192,446
41,000	SINGAPORE PRESS HOLDINGS LTD.	91,268	148,087
38,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	91,421	132,043
188,000	SINGAPORE TELECOMMUNICATIONS LTD.	370,916	544,137
22,000	UNITED OVERSEAS BANK LTD.	299,383	361,478
15,000	UOL GROUP LTD.	49,917	84,411
33,000	WILMAR INTERNATIONAL LTD.	95,945	91,788
		3,610,024	4,877,089	1.10%
South Africa:
74,726	SHOPRITE HOLDINGS LTD.	1,535,415	1,485,532
		1,535,415	1,485,532	0.34%
South Korea:
5,245	BINGGRAE CO. LTD.	488,445	619,915
52,710	BS FINANCIAL GROUP, INC.	588,471	724,845
46,420	DGB FINANCIAL GROUP, INC.	573,075	700,931
23,040	HALLA CLIMATE CONTROL CORP.	484,251	575,689
6,136	HYUNDAI MIPO DOCKYARD	694,724	642,499
4,375	KIA MOTORS CORP.	215,892	218,632
6,353	KIWOOM SECURITIES CO. LTD.	349,706	390,567
6,820	KOREA INVESTMENT HOLDINGS CO. LTD.	241,658	281,051
7,454	MEGASTUDY CO. LTD.	484,709	475,673
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	628,697
		4,636,251	5,258,499	1.19%
Spain:
10,866	ABERTIS INFRAESTRUCTURAS S.A.	160,296	182,604
1,260	ACCIONA S.A.	78,312	68,692
7,760	ACERINOX S.A.	95,129	79,577
5,299	AMADEUS IT HOLDING S.A., CLASS A	128,321	143,152
97,279	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	737,382	843,326
66,479	BANCO DE SABADELL S.A.(b)	181,306	122,029
160,321	BANCO SANTANDER S.A.	1,090,254	1,077,270
27,341	CAIXABANK	92,783	92,524
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	500,224

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	$47,567	67,094
79,444	DURO FELGUERA S.A.	507,358	542,782
7,427	ENAGAS S.A.	138,558	172,936
3,362	FERROVIAL S.A.	50,676	53,353
18,004	GAS NATURAL SDG S.A.	278,700	318,713
1,818	GRIFOLS S.A.(b)	52,706	67,407
40,140	IBERDROLA S.A.	188,865	186,930
10,728	INDITEX S.A.	1,456,884	1,421,924
80,017	MAPFRE S.A.	217,995	247,296
20,350	MELIA HOTELS INTERNATIONAL S.A.	135,425	138,254
3,172	RED ELECTRICA CORP. S.A.	137,295	159,592
22,452	REPSOL S.A.	446,870	456,165
10,104	TECNICAS REUNIDAS S.A.	503,100	473,454
59,481	TELEFONICA S.A.	854,029	799,818
4,021	ZARDOYA OTIS S.A.	49,157	53,759
		8,274,469	8,268,875	1.87%
Sweden:
7,400	ASSA ABLOY AB, CLASS B	89,466	302,175
11,337	ATLAS COPCO AB, CLASS A	121,649	321,849
6,368	ATLAS COPCO AB, CLASS B	78,834	160,848
39,960	DUNI AB	351,554	380,189
8,524	ELECTROLUX AB, CLASS B	113,200	216,875
8,575	ELEKTA AB, CLASS B	104,728	130,206
77	GETINGE AB, CLASS B	905	2,351
15,793	HENNES & MAURITZ AB, CLASS B	349,564	564,681
3,700	HEXAGON AB, CLASS B	56,830	100,782
17,500	HUSQVARNA AB, CLASS B	64,201	103,283
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	181,998
29,125	INDUTRADE AB	811,057	1,021,256
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	72,692
11,800	INVESTOR AB, CLASS B	161,783	340,788
2,344	LUNDIN PETROLEUM AB(b)	54,274	50,718
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	83,468
41,436	NORDEA BANK AB	232,747	469,263
9,990	ORIFLAME COSMETICS S.A. SDR	328,762	340,330
23,773	SANDVIK AB	201,678	365,539
2,429	SCANIA AB, CLASS B	50,725	50,805
15,868	SECURITAS AB, CLASS B	125,722	149,389
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	419,825
2,800	SKANSKA AB, CLASS B	23,703	50,616
2,350	SKF AB, CLASS B	60,727	57,303
5,400	SSAB AB, CLASS A	48,129	41,151
79,180	SVENSKA CELLULOSA AB, CLASS B	1,599,284	2,041,301
11,896	SVENSKA HANDELSBANKEN AB, CLASS A	264,805	508,403
6,862	SWEDBANK AB, CLASS A	142,408	156,056
3,023	SWEDISH MATCH AB	101,559	93,846
8,034	TELE2 AB, CLASS B	140,452	139,807
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	731,660
43,674	TELIASONERA AB	244,086	311,845
21,000	VOLVO AB, CLASS B	127,847	305,338
		6,998,698	10,266,636	2.32%
Switzerland:
44,424	ABB LTD. (REGISTERED)	619,065	1,001,915
25,102	ACE LTD.	2,022,995	2,233,325
2,362	ACTELION LTD. (REGISTERED)	90,246	128,264
18,895	ADECCO S.A. (REGISTERED)	790,950	1,035,015
2,059	ARYZTA A.G.	50,704	121,571
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	45,326
8,167	CIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	550,611	640,937
17,955	CREDIT SUISSE GROUP A.G. (REGISTERED)	457,690	471,146
440	FORBO HOLDING A.G. (REGISTERED)(b)	288,223	287,370
1,115	GEBERIT A.G. (REGISTERED)	110,661	274,492
174	GIVAUDAN S.A. (REGISTERED)	105,989	213,720
60,853	GLENCORE INTERNATIONAL PLC	347,144	329,261
4,025	HOLCIM LTD. (REGISTERED)	183,971	320,753
6,304	JULIUS BAER GROUP LTD.	156,474	245,108
8,784	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	975,525	957,699

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
41	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	$59,775	157,772
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	135,384
41,960	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	369,319	292,461
897	LONZA GROUP A.G. (REGISTERED)	50,452	58,206
91,854	NESTLE S.A. (REGISTERED)	3,591,121	6,642,555
40,470	NOBEL BIOCARE HOLDING A.G. (REGISTERED)(b)	378,692	404,998
65,364	NOVARTIS A.G. (REGISTERED)	2,967,411	4,644,266
15,256	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,198,279	1,345,125
10,711	PARGESA HOLDING S.A. (BEARER)	685,433	727,193
301	PARTNERS GROUP HOLDING A.G.	72,000	74,291
14,218	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,931,605	3,309,995
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	202,357
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	84,010
1,089	SGS S.A. (REGISTERED)	2,245,506	2,670,591
77	SIKA A.G. (BEARER)	152,753	187,045
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	155,978
10,640	STMICROELECTRONICS N.V.	55,625	81,833
635	SULZER A.G. (REGISTERED)	30,609	108,498
510	SWATCH GROUP (THE) A.G. (BEARER)	241,014	296,555
579	SWATCH GROUP (THE) A.G. (REGISTERED)	52,552	58,766
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	110,123
620	SWISS PRIME SITE A.G. (REGISTERED)(b)	50,243	50,192
3,950	SWISS RE A.G.	287,909	321,226
850	SWISSCOM A.G. (REGISTERED)	312,654	393,258
1,170	SYNGENTA A.G. (REGISTERED)	237,102	488,065
56,029	TE CONNECTIVITY LTD.	1,097,079	2,349,296
5,012	TRANSOCEAN LTD.(b)	272,212	260,423
4,316	WOLSELEY PLC	70,476	214,642
42,081	XSTRATA PLC	389,442	682,879
2,962	ZURICH INSURANCE GROUP A.G.	537,249	824,355
		24,551,312	35,638,240	8.05%
Taiwan:
803,000	D-LINK CORP.	454,041	473,972
112,000	GIANT MANUFACTURING CO. LTD.	593,113	623,627
188,000	SIMPLO TECHNOLOGY CO. LTD.	1,036,474	883,337
159,151	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,442,840	2,735,806
		4,526,468	4,716,742	1.07%
Thailand:
1,024,700	LPN DEVELOPMENT PCL (REGISTERED)	612,245	909,756
		612,245	909,756	0.21%
Turkey:
35,552	AYGAZ A/S	160,534	213,198
		160,534	213,198	0.05%
United Kingdom:
25,248	3I GROUP PLC	88,645	121,227
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	85,986
61,007	ADMIRAL GROUP PLC	1,098,808	1,234,725
2,169	AGGREKO PLC	65,013	58,729
91,638	ALENT PLC(b)	424,694	525,768
6,487	AMEC PLC	66,053	104,086
23,037	ANGLO AMERICAN PLC	466,555	592,260
4,811	ANTOFAGASTA PLC	33,978	71,931
33,451	AON PLC	1,617,255	2,057,236
20,024	ARM HOLDINGS PLC	258,033	280,219
43,335	ARM HOLDINGS PLC ADR(d)	1,236,681	1,836,104
128,811	ASHMORE GROUP PLC	774,394	685,027
6,351	ASSOCIATED BRITISH FOODS PLC	171,928	183,447
23,825	ASTRAZENECA PLC	844,023	1,194,449
59,299	AVIVA PLC	212,664	266,882
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	86,609
69,985	BAE SYSTEMS PLC	356,154	419,294
192,166	BARCLAYS PLC	735,199	850,119
28,750	BELLWAY PLC	466,911	566,584

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
66,670	BERENDSEN PLC	$607,158	795,219
61,258	BG GROUP PLC	967,887	1,050,856
40,871	BHP BILLITON PLC	904,905	1,189,243
84,450	BODYCOTE PLC	502,843	687,782
40,090	BOVIS HOMES GROUP PLC	334,837	451,683
335,818	BP PLC	2,248,089	2,346,680
35,015	BRITISH AMERICAN TOBACCO PLC	1,372,113	1,876,489
11,630	BRITISH LAND CO. PLC	61,579	96,043
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	234,364
143,369	BT GROUP PLC	523,985	605,601
5,069	BUNZL PLC	39,524	99,742
8,202	BURBERRY GROUP PLC	40,549	165,627
16,980	CAPITA PLC	162,367	231,944
3,001	CARNIVAL PLC	81,398	105,059
19,383	CARPETRIGHT PLC(b)	188,450	184,955
92,189	CENTRICA PLC	340,421	515,062
28,496	COBHAM PLC	93,701	105,215
278,351	COMPASS GROUP PLC	1,770,331	3,554,814
2,950	CRODA INTERNATIONAL PLC	101,220	122,952
178,700	DEBENHAMS PLC	183,635	224,823
86,957	DIAGEO PLC	1,189,739	2,741,631
17,440	DIGNITY PLC	263,164	376,289
140,504	DIPLOMA PLC	1,039,372	1,196,605
78,731	DIRECT LINE INSURANCE GROUP PLC	243,123	243,801
95	DRAX GROUP PLC	544	883
15,800	EVRAZ PLC	58,891	53,296
92,109	FIBERWEB PLC	101,889	116,862
21,685	G4S PLC	77,070	96,014
32,712	GKN PLC	101,683	131,468
91,912	GLAXOSMITHKLINE PLC	1,410,189	2,148,603
101,170	GREGGS PLC	781,008	732,950
17,505	HAMMERSON PLC	69,535	130,835
62,510	HOMESERVE PLC	239,482	190,437
356,152	HSBC HOLDINGS PLC	2,511,669	3,801,615
243,769	ICAP PLC	1,319,577	1,075,626
335,722	IG GROUP HOLDINGS PLC	2,454,417	2,724,002
2,830	IMI PLC	52,352	55,686
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	656,445
11,958	INMARSAT PLC	92,794	127,641
1,818	INTERCONTINENTAL HOTELS GROUP PLC	52,081	55,441
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	90,834	125,923
2,722	INTERTEK GROUP PLC	108,909	140,333
6,025	INTU PROPERTIES PLC	23,472	30,604
12,127	INVENSYS PLC	29,802	64,640
11,111	INVESTEC PLC	66,959	77,491
327,929	ITE GROUP PLC	1,078,460	1,359,784
17,144	ITV PLC	9,112	33,708
29,306	J. SAINSBURY PLC	141,007	168,542
3,841	JOHNSON MATTHEY PLC	85,088	134,233
4,109	KAZAKHMYS PLC	31,447	24,499
42,914	KINGFISHER PLC	109,517	187,662
195,230	LAIRD PLC	683,216	644,604
15,511	LAND SECURITIES GROUP PLC	113,585	195,380
50,311	LEGAL & GENERAL GROUP PLC	121,092	132,021
2,026,284	LLOYDS BANKING GROUP PLC(b)	1,615,319	1,499,086
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	119,659
417,190	MAN GROUP PLC	591,173	565,121
25,083	MARKS & SPENCER GROUP PLC	101,882	148,638
170,169	MEARS GROUP PLC	800,406	883,640
13,587	MEGGITT PLC	60,745	101,366
15,880	MELROSE INDUSTRIES PLC	52,258	64,062
92,482	MICHAEL PAGE INTERNATIONAL PLC	519,290	592,721
164,729	MITIE GROUP PLC	777,235	702,835
46,527	NATIONAL GRID PLC	389,427	540,820
3,200	NEXT PLC	86,367	212,285
96,618	OLD MUTUAL PLC	133,905	297,576

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
12,536	PEARSON PLC	$148,820	225,526
3,761	PETROFAC LTD.	71,320	81,891
34,240	PRUDENTIAL PLC	488,505	554,077
408,079	QINETIQ GROUP PLC	755,241	1,285,995
1,475	RANDGOLD RESOURCES LTD.	157,773	127,300
13,321	RECKITT BENCKISER GROUP PLC	585,115	954,951
188,329	REED ELSEVIER PLC	1,477,551	2,234,882
24,403	RESOLUTION LTD.	95,067	101,041
18,486	REXAM PLC	87,981	148,167
22,719	RIO TINTO PLC	1,048,734	1,064,954
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	497,076	573,076
32,397	ROYAL BANK OF SCOTLAND GROUP PLC(b)	162,238	135,616
65,996	RSA INSURANCE GROUP PLC	124,109	116,723
15,561	SABMILLER PLC	703,052	819,034
21,731	SAGE GROUP (THE) PLC	74,327	113,157
64,102	SAVILLS PLC	298,194	528,881
10,277	SEGRO PLC	36,889	39,710
89,965	SERCO GROUP PLC	800,829	857,092
4,954	SEVERN TRENT PLC	76,220	128,868
14,030	SMITH & NEPHEW PLC	98,533	162,016
5,478	SMITHS GROUP PLC	80,025	104,627
16,949	SSE PLC	293,983	382,177
46,350	STANDARD CHARTERED PLC	772,953	1,199,715
48,103	STANDARD LIFE PLC	131,737	266,998
6,872	SUBSEA 7 S.A.	162,265	160,601
48,509	SYNERGY HEALTH PLC	736,906	750,337
8,607	TATE & LYLE PLC	92,385	111,162
491,113	TESCO PLC	2,579,995	2,847,209
18,836	TULLOW OIL PLC	298,063	352,317
24,244	UNILEVER PLC	545,189	1,025,557
38,512	UNILEVER PLC ADR(d)	941,533	1,626,747
10,541	UNITED UTILITIES GROUP PLC	80,109	113,477
307,500	VECTURA GROUP PLC(b)	435,905	424,012
2,343	VEDANTA RESOURCES PLC	35,450	35,779
99,538	VESUVIUS PLC	475,098	533,283
1,233,177	VODAFONE GROUP PLC	2,490,262	3,496,419
1,806	WEIR GROUP (THE) PLC	44,508	62,099
2,849	WHITBREAD PLC	65,613	111,166
51,312	WM MORRISON SUPERMARKETS PLC	206,636	215,342
23,432	WPP PLC	141,019	373,483
		58,443,063	76,013,662	17.18%
United States:
42,385	ARCH CAPITAL GROUP LTD.(b)	812,452	2,228,179
23,080	AXIS CAPITAL HOLDINGS LTD.	861,791	960,590
9,091	BROOKFIELD OFFICE PROPERTIES, INC.	79,818	156,073
2,445	CATAMARAN CORP.(b)	121,708	129,561
64,714	COCA-COLA ENTERPRISES, INC.	2,030,149	2,389,241
52,194	LAZARD LTD., CLASS A	1,503,652	1,781,381
20,233	SIGNET JEWELERS LTD.	392,145	1,355,611
16,410	STEINER LEISURE LTD.(b)	777,562	793,588
8,041	THOMSON REUTERS CORP.	206,631	260,896
		6,785,908	10,055,120	2.27%
	Sub-total Common Stocks:	335,768,007	428,295,125	96.80%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	97,163
1,774	HENKEL A.G. & CO. KGAA	150,211	170,755
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	254,211
3,577	PROSIEBENSAT.1 MEDIA A.G.	60,489	127,697
2,770	RWE A.G. (NON VOTING)	76,994	99,349

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
2,180	VOLKSWAGEN A.G.	$478,130	433,137
		974,581	1,182,312	0.27%
	Sub-total Preferred Stocks	974,581	1,182,312	0.27%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
	Sub-total Rights	-	-	0.00%
Short-Term Investments:
12,192,052	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	12,192,052	12,192,052
	Sub-total Short-Term Investments:	12,192,052	12,192,052	2.75%
	Grand total(f)	$348,934,640	441,669,489	99.82%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.49% of net assets.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2012, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $33,524,860 with net sales of approximately $21,332,808 during the three months ended March 31, 2013.

(f)

At March 31, 2013, the cost for Federal income tax purposes was $350,321,262. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$97,948,532
Gross unrealized depreciation	(6,600,305)
Net unrealized appreciation	$91,348,227

At March 31, 2013, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	15.61%
Consumer Staples	12.83
Energy	6.31
Financials	21.06
Health Care	8.69
Industrials	15.64
Information Technology	8.03
Materials	7.04
Telecommunication Services	2.79
Utilities	2.00
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

At March 31, 2013, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	20.32%
British Pound	17.81
Japanese Yen	15.81
United States Dollar	10.30
Australian Dollar	7.32
Canadian Dollar	7.22
Swiss Franc	6.80
Hong Kong Dollar	5.72
All other currencies less than 5%	8.70
100.00%

At March 31, 2013, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty

Canadian Dollar	616	United States Dollar	605	4/1/13	$(1)	Northern Trust
Japanese Yen	1,432,381	United States Dollar	15,195	4/1/13	(21)	Deutsche Bank
Japanese Yen	21,820	United States Dollar	231	4/1/13	-*	Northern Trust
Japanese Yen	70,568	United States Dollar	748	4/1/13	(1)	Northern Trust
Japanese Yen	72,797	United States Dollar	772	4/1/13	(1)	Northern Trust
Japanese Yen	155,529	United States Dollar	1,649	4/1/13	(3)	Northern Trust
Japanese Yen	205,019	United States Dollar	2,174	4/1/13	(4)	Northern Trust
Japanese Yen	287,844	United States Dollar	3,053	4/1/13	(5)	Northern Trust
Japanese Yen	724,235	United States Dollar	7,671	4/1/13	(23)	State Street
Australian Dollar	33,525	United States Dollar	34,906	4/2/13	2	Northern Trust
Australian Dollar	12,337	United States Dollar	12,845	4/2/13	1	Northern Trust
Australian Dollar	3,370	United States Dollar	3,509	4/2/13	-*	Northern Trust
Australian Dollar	1,884	United States Dollar	1,962	4/2/13	-*	Northern Trust
Australian Dollar	1,712	United States Dollar	1,783	4/2/13	-*	Northern Trust
Australian Dollar	832	United States Dollar	866	4/2/13	-*	Northern Trust
Australian Dollar	832	United States Dollar	866	4/2/13	-*	Northern Trust
Australian Dollar	14	United States Dollar	15	4/2/13	-*	Northern Trust
Australian Dollar	271	United States Dollar	282	4/2/13	-*	Northern Trust
Australian Dollar	716	United States Dollar	745	4/2/13	-*	Northern Trust
Australian Dollar	742	United States Dollar	772	4/2/13	-*	Northern Trust
Australian Dollar	894	United States Dollar	931	4/2/13	-*	Northern Trust
Australian Dollar	9,327	United States Dollar	9,710	4/2/13	(1)	Northern Trust
Australian Dollar	2,188	United States Dollar	2,277	4/2/13	(1)	Northern Trust
Australian Dollar	3,276	United States Dollar	3,409	4/2/13	(2)	Northern Trust
Australian Dollar	4,037	United States Dollar	4,201	4/2/13	(2)	Northern Trust
Australian Dollar	8,044	United States Dollar	8,371	4/2/13	(4)	Northern Trust
Canadian Dollar	129	United States Dollar	126	4/2/13	-*	Northern Trust
Canadian Dollar	264	United States Dollar	259	4/2/13	-*	Northern Trust
Canadian Dollar	440	United States Dollar	433	4/2/13	(1)	Northern Trust
Canadian Dollar	507	United States Dollar	499	4/2/13	(1)	Northern Trust
Canadian Dollar	677	United States Dollar	665	4/2/13	(1)	Northern Trust
Canadian Dollar	731	United States Dollar	719	4/2/13	(1)	Northern Trust
Canadian Dollar	914	United States Dollar	898	4/2/13	(1)	Northern Trust
Canadian Dollar	1,415	United States Dollar	1,390	4/2/13	(2)	Northern Trust

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty

Canadian Dollar	1,908	United States Dollar	1,875	4/2/13	$(3)	Northern Trust
Canadian Dollar	3,101	United States Dollar	3,047	4/2/13	(5)	Northern Trust
Canadian Dollar	3,690	United States Dollar	3,626	4/2/13	(6)	Northern Trust
Canadian Dollar	5,318	United States Dollar	5,226	4/2/13	(9)	Northern Trust
Danish Krone	40,502	United States Dollar	6,973	4/2/13	10	Northern Trust
Danish Krone	9,417	United States Dollar	1,619	4/2/13	-*	Northern Trust
Danish Krone	42,109	United States Dollar	7,212	4/2/13	(28)	Northern Trust
Danish Krone	86,501	United States Dollar	14,814	4/2/13	(58)	Northern Trust
						Morgan
Japanese Yen	1,661,545	United States Dollar	17,618	4/2/13	(33)	Stanley
Japanese Yen	83,568	United States Dollar	888	4/2/13	-*	Northern Trust
Japanese Yen	58,497	United States Dollar	621	4/2/13	-*	Northern Trust
Swedish Krona	57,744	United States Dollar	8,838	4/2/13	(23)	Northern Trust
Swedish Krona	108,700	United States Dollar	16,637	4/2/13	(43)	Northern Trust
Swiss Franc	6,264	United States Dollar	6,596	4/2/13	(3)	Northern Trust
Swiss Franc	4,562	United States Dollar	4,779	4/2/13	(26)	Northern Trust
United States Dollar	48,710	Euro	37,898	4/2/13	(131)	Citibank
United States Dollar	33,441	Hong Kong Dollar	259,553	4/2/13	(5)	Deutsche Bank
United States Dollar	10,168	Japanese Yen	956,442	4/2/13	(8)	Northern Trust
United States Dollar	13,820	Japanese Yen	1,299,951	4/2/13	(11)	Northern Trust
United States Dollar	40,278	Japanese Yen	3,788,565	4/2/13	(32)	Northern Trust
United States Dollar	49,824	Japanese Yen	4,686,459	4/2/13	(40)	Northern Trust
United States Dollar	58,294	Japanese Yen	5,483,150	4/2/13	(46)	Northern Trust
United States Dollar	64,170	Japanese Yen	6,035,844	4/2/13	(51)	Northern Trust
United States Dollar	86,464	Japanese Yen	8,132,823	4/2/13	(69)	Northern Trust
British Pound	14,524	United States Dollar	22,061	4/3/13	(6)	Northern Trust
British Pound	15,530	United States Dollar	23,590	4/3/13	(7)	Northern Trust
British Pound	20,153	United States Dollar	30,613	4/3/13	(9)	Northern Trust
Euro	5,826	United States Dollar	7,469	4/3/13	-*	Citibank
Euro	1,113	United States Dollar	1,427	4/3/13	-*	Northern Trust
Euro	17,161	United States Dollar	21,992	4/3/13	(6)	Northern Trust
Euro	18,162	United States Dollar	23,267	4/3/13	(14)	Northern Trust
Japanese Yen	1,173,038	United States Dollar	12,465	4/3/13	3	State Street
United States Dollar	72,619	Canadian Dollar	73,789	4/3/13	13	Northern Trust
United States Dollar	25,625	Euro	20,073	4/3/13	106	Deutsche Bank
United States Dollar	17,062	Euro	13,304	4/3/13	(8)	Northern Trust
United States Dollar	43,371	Euro	33,817	4/3/13	(21)	Northern Trust
United States Dollar	5,054	Hong Kong Dollar	39,234	4/3/13	1	Chase
United States Dollar	40,698	Hong Kong Dollar	315,933	4/3/13	2	Northern Trust
United States Dollar	16,122	Australian Dollar	15,480	4/4/13	(10)	Northern Trust
United States Dollar	47,069	Australian Dollar	45,194	4/4/13	(30)	Northern Trust
United States Dollar	49,746	Australian Dollar	47,764	4/4/13	(32)	Northern Trust
United States Dollar	120,087	Australian Dollar	115,302	4/4/13	(76)	Northern Trust
United States Dollar	24,750	British Pound	16,277	4/4/13	(19)	Northern Trust
United States Dollar	28,928	British Pound	19,024	4/4/13	(23)	Northern Trust
United States Dollar	42,139	British Pound	27,712	4/4/13	(33)	Northern Trust
United States Dollar	42,967	British Pound	28,256	4/4/13	(33)	Northern Trust
United States Dollar	49,522	British Pound	32,567	4/4/13	(39)	Northern Trust
United States Dollar	98,873	British Pound	65,023	4/4/13	(77)	Northern Trust
United States Dollar	9,388	Euro	7,324	4/4/13	1	Citibank
United States Dollar	19,466	Euro	15,178	4/4/13	(9)	Northern Trust

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty

United States Dollar	48,829	Euro	38,073	4/4/13	$(24)	Northern Trust
United States Dollar	81,342	Euro	63,424	4/4/13	(39)	Northern Trust
Japanese Yen	339,314,948	United States Dollar	3,631,542	8/15/13	23,027	Northern Trust
Japanese Yen	19,649,885	United States Dollar	211,198	8/15/13	2,227	Northern Trust
					$24,172

*	Amount rounds to less than $1.

The Clearwater International Fund did not have any spot foreign currency transactions outstanding as of March 31, 2013.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

Fair value is an estimate of the price the International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, which are carried at fair value, as of March 31, 2013.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$66,117,844	$—	$—	$66,117,844
Consumer Staples	54,914,493	—	—	54,914,493
Energy	27,093,349	—	—	27,093,349
Financials	90,438,051	—	—	90,438,051
Health Care	37,325,901	—	—	37,325,901
Industrials	67,023,474	—	167,437	67,190,911
Information Technology	34,513,228	—	—	34,513,228
Materials	30,178,264	—	65,408	30,243,672
Telecommunication Services	11,979,691	—	—	11,979,691
Utilities	8,477,985	—	—	8,477,985
Preferred Stocks
Consumer Discretionary	912,208	—	—	912,208
Consumer Staples	170,755	—	—	170,755
Utilities	99,349	—	—	99,349
Rights
Consumer Staples	—	—	—	—
Short-Term Investments	12,192,052	—	—	12,192,052
Total	$441,436,644	$—	$232,845	$441,669,489

For the International Fund, 100% of the investment value is compromised of equity securities, rights and short-term investments. See the International Fund’s Schedule of Investments for geographical classification. As of March 31, 2013 the Valuation Committee determined the fair valuation of two common stocks based on inputs such as the last traded price at the time trading was suspended for the securities and considerations of any other events relevant to fair value. These investments have been classified as Level 3 instruments.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2013

The International Fund records all tranfers between levels based on valuations at the end of each reporting period. At March 31, 2013, certain foreign equity securities with a fair value of $ 342,001,754 were transferred from Level 2 to Level 1 classifications from December 31, 2012 to March 31, 2013, due to receiving last sales or regular trading session closing prices from primary pricing service providers on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$25,393	$—	$25,393
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(1,221)	$—	$(1,221)
Total Other Financial Instruments	$—	$24,172	$—	$24,172

The forward foreign currency exchange contracts outstanding at March 31, 2013 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
	Industrials		Materials		Total
Balance as of 12/31/12	$—		$—		$—
Realized Gains	—		—		—
Realized Losses	—		—		—
Change in Unrealized Appreciation	—		—		—
Change in Unrealized Depreciation	—		—		—
Purchases	—		—		—
Issuances	—		—		—
Sales	—		—		—
Transfers into Level 3(1)	167,437	(2)	65,408	(2)	232,845
Transfers out of Level 3(1)	—		—		—
Balance as of 3/31/13	$167,437		$65,408		$232,845
Change in net unrealized appreciation (depreciation)(3)	$(7,666)		$7,023		$(643)

(1)	The value of Transfers into and out of Level 3 is measured using the fair value as of the end of the period March 31, 2013.
(2)	Transferred from Level 2 to Level 3 due to securities being valued based on unobservable inputs using the last traded price at the time trading was suspended on the securities’ primary exchange.
(3)	The amount of change in net unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2013.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
March 31, 2013

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	May 28, 2013

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	May 28, 2013

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	May 28, 2013